UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.
Vice President and Assistant Secretary
30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2025

Item 1:	Report(s) to Shareholders.

Class A

LAVLX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.01%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.27%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$9,425	$10,000	$10,000	$10,000
1/31/2016	$8,804	$9,447	$9,445	$9,504
2/29/2016	$8,804	$9,514	$9,657	$9,491
3/31/2016	$9,604	$10,392	$10,636	$10,135
4/30/2016	$9,775	$10,615	$10,819	$10,174
5/31/2016	$10,019	$10,789	$10,973	$10,357
6/30/2016	$9,962	$10,887	$11,026	$10,384
7/31/2016	$10,290	$11,349	$11,477	$10,766
8/31/2016	$10,351	$11,324	$11,522	$10,782
9/30/2016	$10,385	$11,372	$11,524	$10,784
10/31/2016	$10,195	$11,096	$11,283	$10,587
11/30/2016	$10,839	$11,790	$12,409	$10,979
12/31/2016	$10,991	$12,000	$12,653	$11,196
1/31/2017	$11,171	$12,202	$12,827	$11,408
2/28/2017	$11,362	$12,543	$13,082	$11,861
3/31/2017	$11,270	$12,451	$12,989	$11,875
4/30/2017	$11,381	$12,475	$12,986	$11,997
5/31/2017	$11,362	$12,436	$12,788	$12,166
6/30/2017	$11,443	$12,621	$13,062	$12,242
7/31/2017	$11,523	$12,788	$13,188	$12,494
8/31/2017	$11,232	$12,549	$12,915	$12,532
9/30/2017	$11,458	$12,892	$13,488	$12,790
10/31/2017	$11,561	$12,995	$13,623	$13,089
11/30/2017	$11,749	$13,435	$14,129	$13,490
12/31/2017	$11,764	$13,601	$14,211	$13,640
1/31/2018	$12,027	$13,913	$14,399	$14,421
2/28/2018	$11,508	$13,228	$13,670	$13,890
3/31/2018	$11,555	$13,261	$13,784	$13,537
4/30/2018	$11,610	$13,326	$13,874	$13,589
5/31/2018	$11,744	$13,471	$14,461	$13,916
6/30/2018	$11,673	$13,580	$14,522	$14,002
7/31/2018	$12,017	$13,949	$14,836	$14,523
8/31/2018	$12,205	$14,139	$15,215	$14,996
9/30/2018	$12,150	$14,027	$15,069	$15,081
10/31/2018	$11,049	$13,017	$13,732	$14,050
11/30/2018	$11,230	$13,329	$14,128	$14,337
12/31/2018	$10,054	$11,930	$12,524	$13,042
1/31/2019	$11,096	$13,158	$13,989	$14,087
2/28/2019	$11,469	$13,576	$14,540	$14,540
3/31/2019	$11,398	$13,644	$14,280	$14,822
4/30/2019	$11,854	$14,094	$14,960	$15,422
5/31/2019	$10,811	$13,189	$13,515	$14,442
6/30/2019	$11,561	$14,080	$14,636	$15,460
7/31/2019	$11,738	$14,197	$14,800	$15,682
8/31/2019	$11,227	$13,696	$14,005	$15,434
9/30/2019	$11,725	$14,252	$14,701	$15,723
10/31/2019	$11,688	$14,328	$14,897	$16,063
11/30/2019	$12,002	$14,710	$15,312	$16,646
12/31/2019	$12,357	$15,158	$15,790	$17,149
1/31/2020	$11,998	$14,863	$15,138	$17,142
2/29/2020	$10,844	$13,391	$13,526	$15,731
3/31/2020	$8,597	$10,352	$10,249	$13,788
4/30/2020	$9,720	$11,734	$11,719	$15,555
5/31/2020	$10,204	$12,278	$12,339	$16,296
6/30/2020	$10,334	$12,417	$12,477	$16,620
7/31/2020	$10,615	$13,003	$12,818	$17,558
8/31/2020	$10,771	$13,518	$13,307	$18,820
9/30/2020	$10,334	$13,211	$12,728	$18,105
10/31/2020	$10,542	$13,334	$13,173	$17,623
11/30/2020	$12,136	$15,207	$15,357	$19,552
12/31/2020	$12,694	$15,910	$16,379	$20,304
1/31/2021	$12,690	$15,874	$16,569	$20,099
2/28/2021	$13,561	$17,104	$18,149	$20,653
3/31/2021	$14,470	$17,987	$19,398	$21,558
4/30/2021	$15,302	$18,857	$20,331	$22,708
5/31/2021	$15,393	$19,229	$20,724	$22,867
6/30/2021	$15,083	$19,005	$20,142	$23,401
7/31/2021	$15,092	$19,123	$20,105	$23,956
8/31/2021	$15,433	$19,532	$20,588	$24,685
9/30/2021	$15,039	$18,813	$19,820	$23,537
10/31/2021	$15,826	$19,815	$20,698	$25,186
11/30/2021	$15,376	$19,213	$20,206	$25,011
12/31/2021	$16,361	$20,419	$21,400	$26,132
1/31/2022	$15,584	$19,547	$20,552	$24,780
2/28/2022	$15,675	$19,456	$20,811	$24,038
3/31/2022	$15,780	$20,047	$21,271	$24,931
4/30/2022	$14,713	$18,856	$19,862	$22,757
5/31/2022	$15,075	$19,218	$20,288	$22,798
6/30/2022	$13,536	$17,105	$18,402	$20,916
7/31/2022	$14,592	$18,578	$20,094	$22,845
8/31/2022	$14,220	$18,009	$19,521	$21,913
9/30/2022	$12,936	$16,262	$17,664	$19,895
10/31/2022	$14,312	$17,799	$19,701	$21,506
11/30/2022	$15,152	$18,924	$20,975	$22,708
12/31/2022	$14,551	$17,962	$19,916	$21,399
1/31/2023	$15,595	$19,413	$22,186	$22,744
2/28/2023	$15,306	$18,791	$21,566	$22,189
3/31/2023	$14,778	$18,199	$20,417	$23,004
4/30/2023	$14,892	$18,201	$20,198	$23,363
5/31/2023	$14,298	$17,393	$19,467	$23,464
6/30/2023	$15,486	$18,902	$21,341	$25,015
7/31/2023	$16,048	$19,725	$22,296	$25,818
8/31/2023	$15,825	$19,027	$21,460	$25,407
9/30/2023	$15,104	$18,059	$20,226	$24,196
10/31/2023	$14,518	$17,164	$19,037	$23,687
11/30/2023	$15,809	$18,783	$20,857	$25,850
12/31/2023	$16,806	$20,246	$22,981	$27,025
1/31/2024	$16,848	$19,884	$22,270	$27,479
2/29/2024	$17,758	$20,833	$22,702	$28,946
3/31/2024	$18,701	$21,911	$23,928	$29,878
4/30/2024	$17,690	$20,765	$22,481	$28,657
5/31/2024	$18,371	$21,510	$23,532	$30,078
6/30/2024	$17,952	$21,166	$23,085	$31,157
7/31/2024	$18,894	$22,445	$24,831	$31,537
8/31/2024	$19,287	$22,868	$24,989	$32,302
9/30/2024	$19,538	$23,299	$25,281	$32,992
10/31/2024	$19,355	$23,006	$25,269	$32,692
11/30/2024	$20,716	$24,699	$27,506	$34,611
12/31/2024	$19,335	$22,892	$25,673	$33,786
1/31/2025	$20,166	$23,697	$26,689	$34,727
2/28/2025	$19,570	$23,265	$25,876	$34,274
3/31/2025	$18,596	$22,409	$24,723	$32,343
4/30/2025	$17,977	$21,853	$23,645	$32,124
5/31/2025	$18,573	$22,806	$24,717	$34,146
6/30/2025	$19,175	$23,607	$25,645	$35,882
7/31/2025	$19,480	$24,030	$25,904	$36,687
8/31/2025	$19,956	$24,751	$27,095	$37,431
9/30/2025	$20,284	$25,066	$27,062	$38,797
10/31/2025	$20,099	$24,814	$26,706	$39,706
11/30/2025	$20,761	$25,406	$27,525	$39,803
12/31/2025	$20,741	$25,421	$27,619	$39,827

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	7.27%	10.32%	8.21%
Class A with sales charge	1.10%	9.02%	7.57%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAVLX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-16-A

02/26

Class C

LMCCX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.76%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 6.46%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,332	$9,447	$9,445	$9,504
2/29/2016	$9,328	$9,514	$9,657	$9,491
3/31/2016	$10,169	$10,392	$10,636	$10,135
4/30/2016	$10,347	$10,615	$10,819	$10,174
5/31/2016	$10,594	$10,789	$10,973	$10,357
6/30/2016	$10,529	$10,887	$11,026	$10,384
7/31/2016	$10,872	$11,349	$11,477	$10,766
8/31/2016	$10,928	$11,324	$11,522	$10,782
9/30/2016	$10,954	$11,372	$11,524	$10,784
10/31/2016	$10,751	$11,096	$11,283	$10,587
11/30/2016	$11,418	$11,790	$12,409	$10,979
12/31/2016	$11,570	$12,000	$12,653	$11,196
1/31/2017	$11,756	$12,202	$12,827	$11,408
2/28/2017	$11,952	$12,543	$13,082	$11,861
3/31/2017	$11,843	$12,451	$12,989	$11,875
4/30/2017	$11,956	$12,475	$12,986	$11,997
5/31/2017	$11,930	$12,436	$12,788	$12,166
6/30/2017	$12,008	$12,621	$13,062	$12,242
7/31/2017	$12,081	$12,788	$13,188	$12,494
8/31/2017	$11,765	$12,549	$12,915	$12,532
9/30/2017	$11,999	$12,892	$13,488	$12,790
10/31/2017	$12,099	$12,995	$13,623	$13,089
11/30/2017	$12,289	$13,435	$14,129	$13,490
12/31/2017	$12,293	$13,601	$14,211	$13,640
1/31/2018	$12,563	$13,913	$14,399	$14,421
2/28/2018	$12,014	$13,228	$13,670	$13,890
3/31/2018	$12,054	$13,261	$13,784	$13,537
4/30/2018	$12,103	$13,326	$13,874	$13,589
5/31/2018	$12,236	$13,471	$14,461	$13,916
6/30/2018	$12,156	$13,580	$14,522	$14,002
7/31/2018	$12,502	$13,949	$14,836	$14,523
8/31/2018	$12,692	$14,139	$15,215	$14,996
9/30/2018	$12,630	$14,027	$15,069	$15,081
10/31/2018	$11,476	$13,017	$13,732	$14,050
11/30/2018	$11,653	$13,329	$14,128	$14,337
12/31/2018	$10,424	$11,930	$12,524	$13,042
1/31/2019	$11,500	$13,158	$13,989	$14,087
2/28/2019	$11,884	$13,576	$14,540	$14,540
3/31/2019	$11,800	$13,644	$14,280	$14,822
4/30/2019	$12,267	$14,094	$14,960	$15,422
5/31/2019	$11,177	$13,189	$13,515	$14,442
6/30/2019	$11,949	$14,080	$14,636	$15,460
7/31/2019	$12,123	$14,197	$14,800	$15,682
8/31/2019	$11,590	$13,696	$14,005	$15,434
9/30/2019	$12,095	$14,252	$14,701	$15,723
10/31/2019	$12,049	$14,328	$14,897	$16,063
11/30/2019	$12,367	$14,710	$15,312	$16,646
12/31/2019	$12,722	$15,158	$15,790	$17,149
1/31/2020	$12,347	$14,863	$15,138	$17,142
2/29/2020	$11,150	$13,391	$13,526	$15,731
3/31/2020	$8,834	$10,352	$10,249	$13,788
4/30/2020	$9,982	$11,734	$11,719	$15,555
5/31/2020	$10,473	$12,278	$12,339	$16,296
6/30/2020	$10,598	$12,417	$12,477	$16,620
7/31/2020	$10,881	$13,003	$12,818	$17,558
8/31/2020	$11,035	$13,518	$13,307	$18,820
9/30/2020	$10,578	$13,211	$12,728	$18,105
10/31/2020	$10,785	$13,334	$13,173	$17,623
11/30/2020	$12,410	$15,207	$15,357	$19,552
12/31/2020	$12,969	$15,910	$16,379	$20,304
1/31/2021	$12,959	$15,874	$16,569	$20,099
2/28/2021	$13,838	$17,104	$18,149	$20,653
3/31/2021	$14,760	$17,987	$19,398	$21,558
4/30/2021	$15,599	$18,857	$20,331	$22,708
5/31/2021	$15,681	$19,229	$20,724	$22,867
6/30/2021	$15,353	$19,005	$20,142	$23,401
7/31/2021	$15,353	$19,123	$20,105	$23,956
8/31/2021	$15,691	$19,532	$20,588	$24,685
9/30/2021	$15,281	$18,813	$19,820	$23,537
10/31/2021	$16,072	$19,815	$20,698	$25,186
11/30/2021	$15,604	$19,213	$20,206	$25,011
12/31/2021	$16,595	$20,419	$21,400	$26,132
1/31/2022	$15,796	$19,547	$20,552	$24,780
2/28/2022	$15,880	$19,456	$20,811	$24,038
3/31/2022	$15,975	$20,047	$21,271	$24,931
4/30/2022	$14,882	$18,856	$19,862	$22,757
5/31/2022	$15,239	$19,218	$20,288	$22,798
6/30/2022	$13,679	$17,105	$18,402	$20,916
7/31/2022	$14,733	$18,578	$20,094	$22,845
8/31/2022	$14,349	$18,009	$19,521	$21,913
9/30/2022	$13,048	$16,262	$17,664	$19,895
10/31/2022	$14,424	$17,799	$19,701	$21,506
11/30/2022	$15,261	$18,924	$20,975	$22,708
12/31/2022	$14,644	$17,962	$19,916	$21,399
1/31/2023	$15,685	$19,413	$22,186	$22,744
2/28/2023	$15,384	$18,791	$21,566	$22,189
3/31/2023	$14,849	$18,199	$20,417	$23,004
4/30/2023	$14,951	$18,201	$20,198	$23,363
5/31/2023	$14,348	$17,393	$19,467	$23,464
6/30/2023	$15,526	$18,902	$21,341	$25,015
7/31/2023	$16,087	$19,725	$22,296	$25,818
8/31/2023	$15,847	$19,027	$21,460	$25,407
9/30/2023	$15,116	$18,059	$20,226	$24,196
10/31/2023	$14,521	$17,164	$19,037	$23,687
11/30/2023	$15,807	$18,783	$20,857	$25,850
12/31/2023	$16,790	$20,246	$22,981	$27,025
1/31/2024	$16,819	$19,884	$22,270	$27,479
2/29/2024	$17,720	$20,833	$22,702	$28,946
3/31/2024	$18,644	$21,911	$23,928	$29,878
4/30/2024	$17,628	$20,765	$22,481	$28,657
5/31/2024	$18,299	$21,510	$23,532	$30,078
6/30/2024	$17,869	$21,166	$23,085	$31,157
7/31/2024	$18,793	$22,445	$24,831	$31,537
8/31/2024	$19,172	$22,868	$24,989	$32,302
9/30/2024	$19,413	$23,299	$25,281	$32,992
10/31/2024	$19,218	$23,006	$25,269	$32,692
11/30/2024	$20,555	$24,699	$27,506	$34,611
12/31/2024	$19,173	$22,892	$25,673	$33,786
1/31/2025	$19,986	$23,697	$26,689	$34,727
2/28/2025	$19,381	$23,265	$25,876	$34,274
3/31/2025	$18,404	$22,409	$24,723	$32,343
4/30/2025	$17,780	$21,853	$23,645	$32,124
5/31/2025	$18,360	$22,806	$24,717	$34,146
6/30/2025	$18,940	$23,607	$25,645	$35,882
7/31/2025	$19,231	$24,030	$25,904	$36,687
8/31/2025	$19,686	$24,751	$27,095	$37,431
9/30/2025	$20,002	$25,066	$27,062	$38,797
10/31/2025	$19,804	$24,814	$26,706	$39,706
11/30/2025	$20,443	$25,406	$27,525	$39,803
12/31/2025	$20,412	$25,421	$27,619	$39,827

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	6.46%	9.50%	7.40%
Class C with sales charge	5.47%	9.50%	7.40%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LMCCX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-676-C

02/26

Class F

LMCFX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$89	0.86%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.42%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,340	$9,447	$9,445	$9,504
2/29/2016	$9,344	$9,514	$9,657	$9,491
3/31/2016	$10,191	$10,392	$10,636	$10,135
4/30/2016	$10,379	$10,615	$10,819	$10,174
5/31/2016	$10,635	$10,789	$10,973	$10,357
6/30/2016	$10,574	$10,887	$11,026	$10,384
7/31/2016	$10,925	$11,349	$11,477	$10,766
8/31/2016	$10,991	$11,324	$11,522	$10,782
9/30/2016	$11,027	$11,372	$11,524	$10,784
10/31/2016	$10,828	$11,096	$11,283	$10,587
11/30/2016	$11,512	$11,790	$12,409	$10,979
12/31/2016	$11,677	$12,000	$12,653	$11,196
1/31/2017	$11,870	$12,202	$12,827	$11,408
2/28/2017	$12,075	$12,543	$13,082	$11,861
3/31/2017	$11,976	$12,451	$12,989	$11,875
4/30/2017	$12,095	$12,475	$12,986	$11,997
5/31/2017	$12,079	$12,436	$12,788	$12,166
6/30/2017	$12,169	$12,621	$13,062	$12,242
7/31/2017	$12,255	$12,788	$13,188	$12,494
8/31/2017	$11,943	$12,549	$12,915	$12,532
9/30/2017	$12,185	$12,892	$13,488	$12,790
10/31/2017	$12,300	$12,995	$13,623	$13,089
11/30/2017	$12,501	$13,435	$14,129	$13,490
12/31/2017	$12,517	$13,601	$14,211	$13,640
1/31/2018	$12,796	$13,913	$14,399	$14,421
2/28/2018	$12,247	$13,228	$13,670	$13,890
3/31/2018	$12,302	$13,261	$13,784	$13,537
4/30/2018	$12,357	$13,326	$13,874	$13,589
5/31/2018	$12,505	$13,471	$14,461	$13,916
6/30/2018	$12,433	$13,580	$14,522	$14,002
7/31/2018	$12,797	$13,949	$14,836	$14,523
8/31/2018	$13,000	$14,139	$15,215	$14,996
9/30/2018	$12,945	$14,027	$15,069	$15,081
10/31/2018	$11,780	$13,017	$13,732	$14,050
11/30/2018	$11,974	$13,329	$14,128	$14,337
12/31/2018	$10,718	$11,930	$12,524	$13,042
1/31/2019	$11,830	$13,158	$13,989	$14,087
2/28/2019	$12,236	$13,576	$14,540	$14,540
3/31/2019	$12,159	$13,644	$14,280	$14,822
4/30/2019	$12,645	$14,094	$14,960	$15,422
5/31/2019	$11,533	$13,189	$13,515	$14,442
6/30/2019	$12,339	$14,080	$14,636	$15,460
7/31/2019	$12,525	$14,197	$14,800	$15,682
8/31/2019	$11,984	$13,696	$14,005	$15,434
9/30/2019	$12,516	$14,252	$14,701	$15,723
10/31/2019	$12,480	$14,328	$14,897	$16,063
11/30/2019	$12,818	$14,710	$15,312	$16,646
12/31/2019	$13,198	$15,158	$15,790	$17,149
1/31/2020	$12,816	$14,863	$15,138	$17,142
2/29/2020	$11,586	$13,391	$13,526	$15,731
3/31/2020	$9,183	$10,352	$10,249	$13,788
4/30/2020	$10,385	$11,734	$11,719	$15,555
5/31/2020	$10,906	$12,278	$12,339	$16,296
6/30/2020	$11,041	$12,417	$12,477	$16,620
7/31/2020	$11,344	$13,003	$12,818	$17,558
8/31/2020	$11,512	$13,518	$13,307	$18,820
9/30/2020	$11,046	$13,211	$12,728	$18,105
10/31/2020	$11,270	$13,334	$13,173	$17,623
11/30/2020	$12,979	$15,207	$15,357	$19,552
12/31/2020	$13,575	$15,910	$16,379	$20,304
1/31/2021	$13,571	$15,874	$16,569	$20,099
2/28/2021	$14,505	$17,104	$18,149	$20,653
3/31/2021	$15,482	$17,987	$19,398	$21,558
4/30/2021	$16,374	$18,857	$20,331	$22,708
5/31/2021	$16,474	$19,229	$20,724	$22,867
6/30/2021	$16,143	$19,005	$20,142	$23,401
7/31/2021	$16,157	$19,123	$20,105	$23,956
8/31/2021	$16,521	$19,532	$20,588	$24,685
9/30/2021	$16,101	$18,813	$19,820	$23,537
10/31/2021	$16,950	$19,815	$20,698	$25,186
11/30/2021	$16,464	$19,213	$20,206	$25,011
12/31/2021	$17,524	$20,419	$21,400	$26,132
1/31/2022	$16,695	$19,547	$20,552	$24,780
2/28/2022	$16,793	$19,456	$20,811	$24,038
3/31/2022	$16,906	$20,047	$21,271	$24,931
4/30/2022	$15,763	$18,856	$19,862	$22,757
5/31/2022	$16,154	$19,218	$20,288	$22,798
6/30/2022	$14,511	$17,105	$18,402	$20,916
7/31/2022	$15,642	$18,578	$20,094	$22,845
8/31/2022	$15,245	$18,009	$19,521	$21,913
9/30/2022	$13,872	$16,262	$17,664	$19,895
10/31/2022	$15,350	$17,799	$19,701	$21,506
11/30/2022	$16,253	$18,924	$20,975	$22,708
12/31/2022	$15,608	$17,962	$19,916	$21,399
1/31/2023	$16,729	$19,413	$22,186	$22,744
2/28/2023	$16,421	$18,791	$21,566	$22,189
3/31/2023	$15,855	$18,199	$20,417	$23,004
4/30/2023	$15,984	$18,201	$20,198	$23,363
5/31/2023	$15,345	$17,393	$19,467	$23,464
6/30/2023	$16,623	$18,902	$21,341	$25,015
7/31/2023	$17,231	$19,725	$22,296	$25,818
8/31/2023	$16,989	$19,027	$21,460	$25,407
9/30/2023	$16,219	$18,059	$20,226	$24,196
10/31/2023	$15,589	$17,164	$19,037	$23,687
11/30/2023	$16,983	$18,783	$20,857	$25,850
12/31/2023	$18,057	$20,246	$22,981	$27,025
1/31/2024	$18,103	$19,884	$22,270	$27,479
2/29/2024	$19,085	$20,833	$22,702	$28,946
3/31/2024	$20,096	$21,911	$23,928	$29,878
4/30/2024	$19,017	$20,765	$22,481	$28,657
5/31/2024	$19,750	$21,510	$23,532	$30,078
6/30/2024	$19,301	$21,166	$23,085	$31,157
7/31/2024	$20,319	$22,445	$24,831	$31,537
8/31/2024	$20,740	$22,868	$24,989	$32,302
9/30/2024	$21,012	$23,299	$25,281	$32,992
10/31/2024	$20,819	$23,006	$25,269	$32,692
11/30/2024	$22,285	$24,699	$27,506	$34,611
12/31/2024	$20,805	$22,892	$25,673	$33,786
1/31/2025	$21,702	$23,697	$26,689	$34,727
2/28/2025	$21,060	$23,265	$25,876	$34,274
3/31/2025	$20,013	$22,409	$24,723	$32,343
4/30/2025	$19,353	$21,853	$23,645	$32,124
5/31/2025	$19,995	$22,806	$24,717	$34,146
6/30/2025	$20,643	$23,607	$25,645	$35,882
7/31/2025	$20,981	$24,030	$25,904	$36,687
8/31/2025	$21,487	$24,751	$27,095	$37,431
9/30/2025	$21,850	$25,066	$27,062	$38,797
10/31/2025	$21,649	$24,814	$26,706	$39,706
11/30/2025	$22,369	$25,406	$27,525	$39,803
12/31/2025	$22,349	$25,421	$27,619	$39,827

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	7.42%	10.48%	8.37%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LMCFX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-1019-F

02/26

Class F3

LOVLX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$71	0.68%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.60%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,130	$10,048	$10,067	$10,112
5/31/2017	$10,116	$10,017	$9,914	$10,254
6/30/2017	$10,192	$10,166	$10,126	$10,318
7/31/2017	$10,264	$10,301	$10,224	$10,530
8/31/2017	$10,007	$10,109	$10,012	$10,562
9/30/2017	$10,212	$10,384	$10,456	$10,780
10/31/2017	$10,308	$10,468	$10,561	$11,032
11/30/2017	$10,479	$10,822	$10,953	$11,370
12/31/2017	$10,494	$10,956	$11,017	$11,496
1/31/2018	$10,730	$11,207	$11,163	$12,155
2/28/2018	$10,272	$10,655	$10,597	$11,707
3/31/2018	$10,317	$10,682	$10,686	$11,409
4/30/2018	$10,367	$10,735	$10,756	$11,453
5/31/2018	$10,490	$10,851	$11,211	$11,729
6/30/2018	$10,430	$10,939	$11,258	$11,801
7/31/2018	$10,738	$11,236	$11,501	$12,240
8/31/2018	$10,911	$11,389	$11,795	$12,639
9/30/2018	$10,865	$11,299	$11,682	$12,711
10/31/2018	$9,888	$10,485	$10,645	$11,842
11/30/2018	$10,050	$10,736	$10,953	$12,083
12/31/2018	$8,999	$9,609	$9,709	$10,992
1/31/2019	$9,937	$10,599	$10,845	$11,873
2/28/2019	$10,276	$10,936	$11,272	$12,254
3/31/2019	$10,216	$10,990	$11,070	$12,493
4/30/2019	$10,627	$11,353	$11,598	$12,998
5/31/2019	$9,692	$10,624	$10,477	$12,172
6/30/2019	$10,370	$11,341	$11,346	$13,030
7/31/2019	$10,529	$11,436	$11,474	$13,218
8/31/2019	$10,077	$11,032	$10,857	$13,008
9/30/2019	$10,526	$11,480	$11,397	$13,252
10/31/2019	$10,495	$11,542	$11,549	$13,539
11/30/2019	$10,778	$11,849	$11,870	$14,030
12/31/2019	$11,101	$12,210	$12,241	$14,453
1/31/2020	$10,781	$11,972	$11,736	$14,448
2/29/2020	$9,747	$10,787	$10,486	$13,258
3/31/2020	$7,731	$8,338	$7,945	$11,621
4/30/2020	$8,741	$9,452	$9,085	$13,111
5/31/2020	$9,182	$9,890	$9,565	$13,735
6/30/2020	$9,299	$10,002	$9,673	$14,008
7/31/2020	$9,556	$10,474	$9,937	$14,798
8/31/2020	$9,701	$10,889	$10,316	$15,862
9/30/2020	$9,307	$10,642	$9,867	$15,259
10/31/2020	$9,498	$10,741	$10,212	$14,853
11/30/2020	$10,937	$12,249	$11,905	$16,479
12/31/2020	$11,446	$12,816	$12,698	$17,113
1/31/2021	$11,442	$12,787	$12,845	$16,940
2/28/2021	$12,233	$13,777	$14,070	$17,407
3/31/2021	$13,056	$14,489	$15,038	$18,169
4/30/2021	$13,808	$15,189	$15,761	$19,139
5/31/2021	$13,895	$15,489	$16,066	$19,273
6/30/2021	$13,618	$15,309	$15,615	$19,723
7/31/2021	$13,634	$15,404	$15,586	$20,191
8/31/2021	$13,943	$15,734	$15,960	$20,805
9/30/2021	$13,591	$15,154	$15,365	$19,838
10/31/2021	$14,307	$15,961	$16,046	$21,227
11/30/2021	$13,903	$15,476	$15,664	$21,080
12/31/2021	$14,798	$16,448	$16,590	$22,025
1/31/2022	$14,102	$15,746	$15,933	$20,885
2/28/2022	$14,189	$15,672	$16,133	$20,260
3/31/2022	$14,284	$16,148	$16,490	$21,012
4/30/2022	$13,320	$15,189	$15,398	$19,180
5/31/2022	$13,653	$15,480	$15,728	$19,215
6/30/2022	$12,265	$13,779	$14,266	$17,629
7/31/2022	$13,223	$14,964	$15,578	$19,254
8/31/2022	$12,890	$14,507	$15,134	$18,469
9/30/2022	$11,734	$13,099	$13,694	$16,768
10/31/2022	$12,982	$14,337	$15,273	$18,126
11/30/2022	$13,749	$15,243	$16,260	$19,139
12/31/2022	$13,202	$14,469	$15,440	$18,036
1/31/2023	$14,157	$15,637	$17,199	$19,169
2/28/2023	$13,899	$15,137	$16,718	$18,702
3/31/2023	$13,424	$14,660	$15,828	$19,388
4/30/2023	$13,532	$14,661	$15,658	$19,691
5/31/2023	$12,995	$14,011	$15,091	$19,777
6/30/2023	$14,078	$15,226	$16,544	$21,083
7/31/2023	$14,598	$15,889	$17,285	$21,761
8/31/2023	$14,395	$15,326	$16,637	$21,414
9/30/2023	$13,743	$14,547	$15,680	$20,393
10/31/2023	$13,214	$13,826	$14,758	$19,964
11/30/2023	$14,395	$15,130	$16,169	$21,788
12/31/2023	$15,307	$16,308	$17,816	$22,777
1/31/2024	$15,346	$16,016	$17,265	$23,160
2/29/2024	$16,181	$16,781	$17,599	$24,397
3/31/2024	$17,041	$17,650	$18,549	$25,182
4/30/2024	$16,129	$16,726	$17,428	$24,153
5/31/2024	$16,755	$17,327	$18,243	$25,351
6/30/2024	$16,377	$17,049	$17,896	$26,260
7/31/2024	$17,243	$18,079	$19,250	$26,580
8/31/2024	$17,602	$18,420	$19,372	$27,225
9/30/2024	$17,841	$18,767	$19,599	$27,806
10/31/2024	$17,679	$18,532	$19,590	$27,554
11/30/2024	$18,926	$19,896	$21,323	$29,172
12/31/2024	$17,670	$18,440	$19,902	$28,476
1/31/2025	$18,436	$19,088	$20,690	$29,269
2/28/2025	$17,890	$18,740	$20,060	$28,887
3/31/2025	$17,009	$18,050	$19,166	$27,260
4/30/2025	$16,447	$17,603	$18,330	$27,075
5/31/2025	$16,998	$18,371	$19,162	$28,779
6/30/2025	$17,549	$19,016	$19,881	$30,243
7/31/2025	$17,839	$19,357	$20,082	$30,921
8/31/2025	$18,276	$19,937	$21,005	$31,548
9/30/2025	$18,587	$20,191	$20,979	$32,700
10/31/2025	$18,417	$19,988	$20,703	$33,465
11/30/2025	$19,029	$20,465	$21,338	$33,547
12/31/2025	$19,013	$20,477	$21,411	$33,568

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	7.60%	10.68%	7.63%
Russell Midcap Value Index	11.05%	9.83%	8.54%
S&P MidCap 400 Value Index	7.58%	11.01%	9.10%
S&P 500 Index	17.88%	14.42%	14.86%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOVLX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8958-F3

02/26

Class I

LMCYX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.76%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.54%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,340	$9,447	$9,445	$9,504
2/29/2016	$9,344	$9,514	$9,657	$9,491
3/31/2016	$10,195	$10,392	$10,636	$10,135
4/30/2016	$10,383	$10,615	$10,819	$10,174
5/31/2016	$10,639	$10,789	$10,973	$10,357
6/30/2016	$10,582	$10,887	$11,026	$10,384
7/31/2016	$10,937	$11,349	$11,477	$10,766
8/31/2016	$11,002	$11,324	$11,522	$10,782
9/30/2016	$11,039	$11,372	$11,524	$10,784
10/31/2016	$10,840	$11,096	$11,283	$10,587
11/30/2016	$11,528	$11,790	$12,409	$10,979
12/31/2016	$11,690	$12,000	$12,653	$11,196
1/31/2017	$11,883	$12,202	$12,827	$11,408
2/28/2017	$12,092	$12,543	$13,082	$11,861
3/31/2017	$11,994	$12,451	$12,989	$11,875
4/30/2017	$12,117	$12,475	$12,986	$11,997
5/31/2017	$12,101	$12,436	$12,788	$12,166
6/30/2017	$12,187	$12,621	$13,062	$12,242
7/31/2017	$12,277	$12,788	$13,188	$12,494
8/31/2017	$11,965	$12,549	$12,915	$12,532
9/30/2017	$12,211	$12,892	$13,488	$12,790
10/31/2017	$12,322	$12,995	$13,623	$13,089
11/30/2017	$12,527	$13,435	$14,129	$13,490
12/31/2017	$12,542	$13,601	$14,211	$13,640
1/31/2018	$12,826	$13,913	$14,399	$14,421
2/28/2018	$12,276	$13,228	$13,670	$13,890
3/31/2018	$12,331	$13,261	$13,784	$13,537
4/30/2018	$12,390	$13,326	$13,874	$13,589
5/31/2018	$12,538	$13,471	$14,461	$13,916
6/30/2018	$12,466	$13,580	$14,522	$14,002
7/31/2018	$12,831	$13,949	$14,836	$14,523
8/31/2018	$13,038	$14,139	$15,215	$14,996
9/30/2018	$12,983	$14,027	$15,069	$15,081
10/31/2018	$11,808	$13,017	$13,732	$14,050
11/30/2018	$12,002	$13,329	$14,128	$14,337
12/31/2018	$10,744	$11,930	$12,524	$13,042
1/31/2019	$11,864	$13,158	$13,989	$14,087
2/28/2019	$12,266	$13,576	$14,540	$14,540
3/31/2019	$12,194	$13,644	$14,280	$14,822
4/30/2019	$12,682	$14,094	$14,960	$15,422
5/31/2019	$11,571	$13,189	$13,515	$14,442
6/30/2019	$12,374	$14,080	$14,636	$15,460
7/31/2019	$12,565	$14,197	$14,800	$15,682
8/31/2019	$12,023	$13,696	$14,005	$15,434
9/30/2019	$12,556	$14,252	$14,701	$15,723
10/31/2019	$12,520	$14,328	$14,897	$16,063
11/30/2019	$12,863	$14,710	$15,312	$16,646
12/31/2019	$13,244	$15,158	$15,790	$17,149
1/31/2020	$12,865	$14,863	$15,138	$17,142
2/29/2020	$11,626	$13,391	$13,526	$15,731
3/31/2020	$9,219	$10,352	$10,249	$13,788
4/30/2020	$10,425	$11,734	$11,719	$15,555
5/31/2020	$10,948	$12,278	$12,339	$16,296
6/30/2020	$11,089	$12,417	$12,477	$16,620
7/31/2020	$11,392	$13,003	$12,818	$17,558
8/31/2020	$11,561	$13,518	$13,307	$18,820
9/30/2020	$11,093	$13,211	$12,728	$18,105
10/31/2020	$11,318	$13,334	$13,173	$17,623
11/30/2020	$13,038	$15,207	$15,357	$19,552
12/31/2020	$13,640	$15,910	$16,379	$20,304
1/31/2021	$13,636	$15,874	$16,569	$20,099
2/28/2021	$14,575	$17,104	$18,149	$20,653
3/31/2021	$15,556	$17,987	$19,398	$21,558
4/30/2021	$16,453	$18,857	$20,331	$22,708
5/31/2021	$16,557	$19,229	$20,724	$22,867
6/30/2021	$16,225	$19,005	$20,142	$23,401
7/31/2021	$16,239	$19,123	$20,105	$23,956
8/31/2021	$16,609	$19,532	$20,588	$24,685
9/30/2021	$16,187	$18,813	$19,820	$23,537
10/31/2021	$17,041	$19,815	$20,698	$25,186
11/30/2021	$16,557	$19,213	$20,206	$25,011
12/31/2021	$17,621	$20,419	$21,400	$26,132
1/31/2022	$16,787	$19,547	$20,552	$24,780
2/28/2022	$16,891	$19,456	$20,811	$24,038
3/31/2022	$17,005	$20,047	$21,271	$24,931
4/30/2022	$15,860	$18,856	$19,862	$22,757
5/31/2022	$16,254	$19,218	$20,288	$22,798
6/30/2022	$14,601	$17,105	$18,402	$20,916
7/31/2022	$15,739	$18,578	$20,094	$22,845
8/31/2022	$15,339	$18,009	$19,521	$21,913
9/30/2022	$13,963	$16,262	$17,664	$19,895
10/31/2022	$15,450	$17,799	$19,701	$21,506
11/30/2022	$16,358	$18,924	$20,975	$22,708
12/31/2022	$15,709	$17,962	$19,916	$21,399
1/31/2023	$16,843	$19,413	$22,186	$22,744
2/28/2023	$16,533	$18,791	$21,566	$22,189
3/31/2023	$15,969	$18,199	$20,417	$23,004
4/30/2023	$16,093	$18,201	$20,198	$23,363
5/31/2023	$15,455	$17,393	$19,467	$23,464
6/30/2023	$16,742	$18,902	$21,341	$25,015
7/31/2023	$17,354	$19,725	$22,296	$25,818
8/31/2023	$17,111	$19,027	$21,460	$25,407
9/30/2023	$16,335	$18,059	$20,226	$24,196
10/31/2023	$15,707	$17,164	$19,037	$23,687
11/30/2023	$17,111	$18,783	$20,857	$25,850
12/31/2023	$18,192	$20,246	$22,981	$27,025
1/31/2024	$18,238	$19,884	$22,270	$27,479
2/29/2024	$19,234	$20,833	$22,702	$28,946
3/31/2024	$20,254	$21,911	$23,928	$29,878
4/30/2024	$19,166	$20,765	$22,481	$28,657
5/31/2024	$19,910	$21,510	$23,532	$30,078
6/30/2024	$19,458	$21,166	$23,085	$31,157
7/31/2024	$20,485	$22,445	$24,831	$31,537
8/31/2024	$20,909	$22,868	$24,989	$32,302
9/30/2024	$21,190	$23,299	$25,281	$32,992
10/31/2024	$20,995	$23,006	$25,269	$32,692
11/30/2024	$22,475	$24,699	$27,506	$34,611
12/31/2024	$20,979	$22,892	$25,673	$33,786
1/31/2025	$21,892	$23,697	$26,689	$34,727
2/28/2025	$21,244	$23,265	$25,876	$34,274
3/31/2025	$20,192	$22,409	$24,723	$32,343
4/30/2025	$19,524	$21,853	$23,645	$32,124
5/31/2025	$20,173	$22,806	$24,717	$34,146
6/30/2025	$20,828	$23,607	$25,645	$35,882
7/31/2025	$21,176	$24,030	$25,904	$36,687
8/31/2025	$21,687	$24,751	$27,095	$37,431
9/30/2025	$22,054	$25,066	$27,062	$38,797
10/31/2025	$21,858	$24,814	$26,706	$39,706
11/30/2025	$22,579	$25,406	$27,525	$39,803
12/31/2025	$22,561	$25,421	$27,619	$39,827

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	7.54%	10.59%	8.48%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LMCYX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-604-I

02/26

Class P

LMCPX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$125	1.21%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.05%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,338	$9,447	$9,445	$9,504
2/29/2016	$9,338	$9,514	$9,657	$9,491
3/31/2016	$10,183	$10,392	$10,636	$10,135
4/30/2016	$10,366	$10,615	$10,819	$10,174
5/31/2016	$10,616	$10,789	$10,973	$10,357
6/30/2016	$10,558	$10,887	$11,026	$10,384
7/31/2016	$10,904	$11,349	$11,477	$10,766
8/31/2016	$10,967	$11,324	$11,522	$10,782
9/30/2016	$11,000	$11,372	$11,524	$10,784
10/31/2016	$10,796	$11,096	$11,283	$10,587
11/30/2016	$11,475	$11,790	$12,409	$10,979
12/31/2016	$11,635	$12,000	$12,653	$11,196
1/31/2017	$11,823	$12,202	$12,827	$11,408
2/28/2017	$12,028	$12,543	$13,082	$11,861
3/31/2017	$11,923	$12,451	$12,989	$11,875
4/30/2017	$12,040	$12,475	$12,986	$11,997
5/31/2017	$12,020	$12,436	$12,788	$12,166
6/30/2017	$12,103	$12,621	$13,062	$12,242
7/31/2017	$12,186	$12,788	$13,188	$12,494
8/31/2017	$11,873	$12,549	$12,915	$12,532
9/30/2017	$12,111	$12,892	$13,488	$12,790
10/31/2017	$12,220	$12,995	$13,623	$13,089
11/30/2017	$12,416	$13,435	$14,129	$13,490
12/31/2017	$12,430	$13,601	$14,211	$13,640
1/31/2018	$12,705	$13,913	$14,399	$14,421
2/28/2018	$12,156	$13,228	$13,670	$13,890
3/31/2018	$12,203	$13,261	$13,784	$13,537
4/30/2018	$12,259	$13,326	$13,874	$13,589
5/31/2018	$12,400	$13,471	$14,461	$13,916
6/30/2018	$12,323	$13,580	$14,522	$14,002
7/31/2018	$12,685	$13,949	$14,836	$14,523
8/31/2018	$12,882	$14,139	$15,215	$14,996
9/30/2018	$12,822	$14,027	$15,069	$15,081
10/31/2018	$11,655	$13,017	$13,732	$14,050
11/30/2018	$11,844	$13,329	$14,128	$14,337
12/31/2018	$10,602	$11,930	$12,524	$13,042
1/31/2019	$11,696	$13,158	$13,989	$14,087
2/28/2019	$12,093	$13,576	$14,540	$14,540
3/31/2019	$12,016	$13,644	$14,280	$14,822
4/30/2019	$12,494	$14,094	$14,960	$15,422
5/31/2019	$11,391	$13,189	$13,515	$14,442
6/30/2019	$12,180	$14,080	$14,636	$15,460
7/31/2019	$12,363	$14,197	$14,800	$15,682
8/31/2019	$11,825	$13,696	$14,005	$15,434
9/30/2019	$12,345	$14,252	$14,701	$15,723
10/31/2019	$12,304	$14,328	$14,897	$16,063
11/30/2019	$12,632	$14,710	$15,312	$16,646
12/31/2019	$13,008	$15,158	$15,790	$17,149
1/31/2020	$12,627	$14,863	$15,138	$17,142
2/29/2020	$11,410	$13,391	$13,526	$15,731
3/31/2020	$9,045	$10,352	$10,249	$13,788
4/30/2020	$10,220	$11,734	$11,719	$15,555
5/31/2020	$10,733	$12,278	$12,339	$16,296
6/30/2020	$10,864	$12,417	$12,477	$16,620
7/31/2020	$11,156	$13,003	$12,818	$17,558
8/31/2020	$11,320	$13,518	$13,307	$18,820
9/30/2020	$10,860	$13,211	$12,728	$18,105
10/31/2020	$11,076	$13,334	$13,173	$17,623
11/30/2020	$12,749	$15,207	$15,357	$19,552
12/31/2020	$13,334	$15,910	$16,379	$20,304
1/31/2021	$13,325	$15,874	$16,569	$20,099
2/28/2021	$14,237	$17,104	$18,149	$20,653
3/31/2021	$15,191	$17,987	$19,398	$21,558
4/30/2021	$16,061	$18,857	$20,331	$22,708
5/31/2021	$16,156	$19,229	$20,724	$22,867
6/30/2021	$15,828	$19,005	$20,142	$23,401
7/31/2021	$15,833	$19,123	$20,105	$23,956
8/31/2021	$16,189	$19,532	$20,588	$24,685
9/30/2021	$15,771	$18,813	$19,820	$23,537
10/31/2021	$16,598	$19,815	$20,698	$25,186
11/30/2021	$16,118	$19,213	$20,206	$25,011
12/31/2021	$17,153	$20,419	$21,400	$26,132
1/31/2022	$16,335	$19,547	$20,552	$24,780
2/28/2022	$16,428	$19,456	$20,811	$24,038
3/31/2022	$16,531	$20,047	$21,271	$24,931
4/30/2022	$15,413	$18,856	$19,862	$22,757
5/31/2022	$15,791	$19,218	$20,288	$22,798
6/30/2022	$14,176	$17,105	$18,402	$20,916
7/31/2022	$15,276	$18,578	$20,094	$22,845
8/31/2022	$14,883	$18,009	$19,521	$21,913
9/30/2022	$13,543	$16,262	$17,664	$19,895
10/31/2022	$14,977	$17,799	$19,701	$21,506
11/30/2022	$15,854	$18,924	$20,975	$22,708
12/31/2022	$15,220	$17,962	$19,916	$21,399
1/31/2023	$16,311	$19,413	$22,186	$22,744
2/28/2023	$16,002	$18,791	$21,566	$22,189
3/31/2023	$15,451	$18,199	$20,417	$23,004
4/30/2023	$15,569	$18,201	$20,198	$23,363
5/31/2023	$14,944	$17,393	$19,467	$23,464
6/30/2023	$16,182	$18,902	$21,341	$25,015
7/31/2023	$16,770	$19,725	$22,296	$25,818
8/31/2023	$16,527	$19,027	$21,460	$25,407
9/30/2023	$15,777	$18,059	$20,226	$24,196
10/31/2023	$15,161	$17,164	$19,037	$23,687
11/30/2023	$16,510	$18,783	$20,857	$25,850
12/31/2023	$17,545	$20,246	$22,981	$27,025
1/31/2024	$17,584	$19,884	$22,270	$27,479
2/29/2024	$18,534	$20,833	$22,702	$28,946
3/31/2024	$19,512	$21,911	$23,928	$29,878
4/30/2024	$18,460	$20,765	$22,481	$28,657
5/31/2024	$19,165	$21,510	$23,532	$30,078
6/30/2024	$18,722	$21,166	$23,085	$31,157
7/31/2024	$19,706	$22,445	$24,831	$31,537
8/31/2024	$20,110	$22,868	$24,989	$32,302
9/30/2024	$20,371	$23,299	$25,281	$32,992
10/31/2024	$20,172	$23,006	$25,269	$32,692
11/30/2024	$21,588	$24,699	$27,506	$34,611
12/31/2024	$20,145	$22,892	$25,673	$33,786
1/31/2025	$21,012	$23,697	$26,689	$34,727
2/28/2025	$20,382	$23,265	$25,876	$34,274
3/31/2025	$19,365	$22,409	$24,723	$32,343
4/30/2025	$18,716	$21,853	$23,645	$32,124
5/31/2025	$19,334	$22,806	$24,717	$34,146
6/30/2025	$19,958	$23,607	$25,645	$35,882
7/31/2025	$20,277	$24,030	$25,904	$36,687
8/31/2025	$20,765	$24,751	$27,095	$37,431
9/30/2025	$21,103	$25,066	$27,062	$38,797
10/31/2025	$20,908	$24,814	$26,706	$39,706
11/30/2025	$21,590	$25,406	$27,525	$39,803
12/31/2025	$21,566	$25,421	$27,619	$39,827

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	7.05%	10.09%	7.99%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LMCPX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-697-P

02/26

Class R2

LMCQX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$141	1.36%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 6.91%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,337	$9,447	$9,445	$9,504
2/29/2016	$9,337	$9,514	$9,657	$9,491
3/31/2016	$10,180	$10,392	$10,636	$10,135
4/30/2016	$10,360	$10,615	$10,819	$10,174
5/31/2016	$10,614	$10,789	$10,973	$10,357
6/30/2016	$10,553	$10,887	$11,026	$10,384
7/31/2016	$10,897	$11,349	$11,477	$10,766
8/31/2016	$10,959	$11,324	$11,522	$10,782
9/30/2016	$10,991	$11,372	$11,524	$10,784
10/31/2016	$10,787	$11,096	$11,283	$10,587
11/30/2016	$11,462	$11,790	$12,409	$10,979
12/31/2016	$11,620	$12,000	$12,653	$11,196
1/31/2017	$11,809	$12,202	$12,827	$11,408
2/28/2017	$12,010	$12,543	$13,082	$11,861
3/31/2017	$11,903	$12,451	$12,989	$11,875
4/30/2017	$12,018	$12,475	$12,986	$11,997
5/31/2017	$11,998	$12,436	$12,788	$12,166
6/30/2017	$12,080	$12,621	$13,062	$12,242
7/31/2017	$12,162	$12,788	$13,188	$12,494
8/31/2017	$11,845	$12,549	$12,915	$12,532
9/30/2017	$12,084	$12,892	$13,488	$12,790
10/31/2017	$12,191	$12,995	$13,623	$13,089
11/30/2017	$12,384	$13,435	$14,129	$13,490
12/31/2017	$12,396	$13,601	$14,211	$13,640
1/31/2018	$12,670	$13,913	$14,399	$14,421
2/28/2018	$12,118	$13,228	$13,670	$13,890
3/31/2018	$12,168	$13,261	$13,784	$13,537
4/30/2018	$12,219	$13,326	$13,874	$13,589
5/31/2018	$12,358	$13,471	$14,461	$13,916
6/30/2018	$12,282	$13,580	$14,522	$14,002
7/31/2018	$12,637	$13,949	$14,836	$14,523
8/31/2018	$12,831	$14,139	$15,215	$14,996
9/30/2018	$12,772	$14,027	$15,069	$15,081
10/31/2018	$11,609	$13,017	$13,732	$14,050
11/30/2018	$11,794	$13,329	$14,128	$14,337
12/31/2018	$10,557	$11,930	$12,524	$13,042
1/31/2019	$11,646	$13,158	$13,989	$14,087
2/28/2019	$12,036	$13,576	$14,540	$14,540
3/31/2019	$11,960	$13,644	$14,280	$14,822
4/30/2019	$12,431	$14,094	$14,960	$15,422
5/31/2019	$11,337	$13,189	$13,515	$14,442
6/30/2019	$12,117	$14,080	$14,636	$15,460
7/31/2019	$12,297	$14,197	$14,800	$15,682
8/31/2019	$11,759	$13,696	$14,005	$15,434
9/30/2019	$12,280	$14,252	$14,701	$15,723
10/31/2019	$12,235	$14,328	$14,897	$16,063
11/30/2019	$12,562	$14,710	$15,312	$16,646
12/31/2019	$12,927	$15,158	$15,790	$17,149
1/31/2020	$12,551	$14,863	$15,138	$17,142
2/29/2020	$11,339	$13,391	$13,526	$15,731
3/31/2020	$8,984	$10,352	$10,249	$13,788
4/30/2020	$10,155	$11,734	$11,719	$15,555
5/31/2020	$10,660	$12,278	$12,339	$16,296
6/30/2020	$10,793	$12,417	$12,477	$16,620
7/31/2020	$11,082	$13,003	$12,818	$17,558
8/31/2020	$11,243	$13,518	$13,307	$18,820
9/30/2020	$10,779	$13,211	$12,728	$18,105
10/31/2020	$10,995	$13,334	$13,173	$17,623
11/30/2020	$12,657	$15,207	$15,357	$19,552
12/31/2020	$13,234	$15,910	$16,379	$20,304
1/31/2021	$13,225	$15,874	$16,569	$20,099
2/28/2021	$14,128	$17,104	$18,149	$20,653
3/31/2021	$15,073	$17,987	$19,398	$21,558
4/30/2021	$15,934	$18,857	$20,331	$22,708
5/31/2021	$16,027	$19,229	$20,724	$22,867
6/30/2021	$15,698	$19,005	$20,142	$23,401
7/31/2021	$15,702	$19,123	$20,105	$23,956
8/31/2021	$16,054	$19,532	$20,588	$24,685
9/30/2021	$15,638	$18,813	$19,820	$23,537
10/31/2021	$16,453	$19,815	$20,698	$25,186
11/30/2021	$15,976	$19,213	$20,206	$25,011
12/31/2021	$17,000	$20,419	$21,400	$26,132
1/31/2022	$16,185	$19,547	$20,552	$24,780
2/28/2022	$16,276	$19,456	$20,811	$24,038
3/31/2022	$16,381	$20,047	$21,271	$24,931
4/30/2022	$15,264	$18,856	$19,862	$22,757
5/31/2022	$15,637	$19,218	$20,288	$22,798
6/30/2022	$14,042	$17,105	$18,402	$20,916
7/31/2022	$15,127	$18,578	$20,094	$22,845
8/31/2022	$14,739	$18,009	$19,521	$21,913
9/30/2022	$13,407	$16,262	$17,664	$19,895
10/31/2022	$14,826	$17,799	$19,701	$21,506
11/30/2022	$15,693	$18,924	$20,975	$22,708
12/31/2022	$15,063	$17,962	$19,916	$21,399
1/31/2023	$16,136	$19,413	$22,186	$22,744
2/28/2023	$15,837	$18,791	$21,566	$22,189
3/31/2023	$15,286	$18,199	$20,417	$23,004
4/30/2023	$15,401	$18,201	$20,198	$23,363
5/31/2023	$14,780	$17,393	$19,467	$23,464
6/30/2023	$16,000	$18,902	$21,341	$25,015
7/31/2023	$16,581	$19,725	$22,296	$25,818
8/31/2023	$16,340	$19,027	$21,460	$25,407
9/30/2023	$15,591	$18,059	$20,226	$24,196
10/31/2023	$14,984	$17,164	$19,037	$23,687
11/30/2023	$16,313	$18,783	$20,857	$25,850
12/31/2023	$17,341	$20,246	$22,981	$27,025
1/31/2024	$17,374	$19,884	$22,270	$27,479
2/29/2024	$18,309	$20,833	$22,702	$28,946
3/31/2024	$19,272	$21,911	$23,928	$29,878
4/30/2024	$18,227	$20,765	$22,481	$28,657
5/31/2024	$18,926	$21,510	$23,532	$30,078
6/30/2024	$18,485	$21,166	$23,085	$31,157
7/31/2024	$19,454	$22,445	$24,831	$31,537
8/31/2024	$19,850	$22,868	$24,989	$32,302
9/30/2024	$20,103	$23,299	$25,281	$32,992
10/31/2024	$19,910	$23,006	$25,269	$32,692
11/30/2024	$21,302	$24,699	$27,506	$34,611
12/31/2024	$19,876	$22,892	$25,673	$33,786
1/31/2025	$20,724	$23,697	$26,689	$34,727
2/28/2025	$20,105	$23,265	$25,876	$34,274
3/31/2025	$19,100	$22,409	$24,723	$32,343
4/30/2025	$18,457	$21,853	$23,645	$32,124
5/31/2025	$19,064	$22,806	$24,717	$34,146
6/30/2025	$19,678	$23,607	$25,645	$35,882
7/31/2025	$19,986	$24,030	$25,904	$36,687
8/31/2025	$20,468	$24,751	$27,095	$37,431
9/30/2025	$20,800	$25,066	$27,062	$38,797
10/31/2025	$20,599	$24,814	$26,706	$39,706
11/30/2025	$21,275	$25,406	$27,525	$39,803
12/31/2025	$21,249	$25,421	$27,619	$39,827

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	6.91%	9.93%	7.83%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LMCQX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-1089-R2

02/26

Class R3

LMCRX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$130	1.26%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.03%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,335	$9,447	$9,445	$9,504
2/29/2016	$9,335	$9,514	$9,657	$9,491
3/31/2016	$10,180	$10,392	$10,636	$10,135
4/30/2016	$10,363	$10,615	$10,819	$10,174
5/31/2016	$10,616	$10,789	$10,973	$10,357
6/30/2016	$10,555	$10,887	$11,026	$10,384
7/31/2016	$10,902	$11,349	$11,477	$10,766
8/31/2016	$10,964	$11,324	$11,522	$10,782
9/30/2016	$10,996	$11,372	$11,524	$10,784
10/31/2016	$10,792	$11,096	$11,283	$10,587
11/30/2016	$11,474	$11,790	$12,409	$10,979
12/31/2016	$11,629	$12,000	$12,653	$11,196
1/31/2017	$11,818	$12,202	$12,827	$11,408
2/28/2017	$12,023	$12,543	$13,082	$11,861
3/31/2017	$11,916	$12,451	$12,989	$11,875
4/30/2017	$12,035	$12,475	$12,986	$11,997
5/31/2017	$12,015	$12,436	$12,788	$12,166
6/30/2017	$12,096	$12,621	$13,062	$12,242
7/31/2017	$12,178	$12,788	$13,188	$12,494
8/31/2017	$11,867	$12,549	$12,915	$12,532
9/30/2017	$12,104	$12,892	$13,488	$12,790
10/31/2017	$12,211	$12,995	$13,623	$13,089
11/30/2017	$12,408	$13,435	$14,129	$13,490
12/31/2017	$12,416	$13,601	$14,211	$13,640
1/31/2018	$12,693	$13,913	$14,399	$14,421
2/28/2018	$12,143	$13,228	$13,670	$13,890
3/31/2018	$12,193	$13,261	$13,784	$13,537
4/30/2018	$12,248	$13,326	$13,874	$13,589
5/31/2018	$12,387	$13,471	$14,461	$13,916
6/30/2018	$12,311	$13,580	$14,522	$14,002
7/31/2018	$12,673	$13,949	$14,836	$14,523
8/31/2018	$12,870	$14,139	$15,215	$14,996
9/30/2018	$12,807	$14,027	$15,069	$15,081
10/31/2018	$11,653	$13,017	$13,732	$14,050
11/30/2018	$11,838	$13,329	$14,128	$14,337
12/31/2018	$10,596	$11,930	$12,524	$13,042
1/31/2019	$11,692	$13,158	$13,989	$14,087
2/28/2019	$12,088	$13,576	$14,540	$14,540
3/31/2019	$12,008	$13,644	$14,280	$14,822
4/30/2019	$12,485	$14,094	$14,960	$15,422
5/31/2019	$11,384	$13,189	$13,515	$14,442
6/30/2019	$12,173	$14,080	$14,636	$15,460
7/31/2019	$12,357	$14,197	$14,800	$15,682
8/31/2019	$11,817	$13,696	$14,005	$15,434
9/30/2019	$12,339	$14,252	$14,701	$15,723
10/31/2019	$12,294	$14,328	$14,897	$16,063
11/30/2019	$12,624	$14,710	$15,312	$16,646
12/31/2019	$12,996	$15,158	$15,790	$17,149
1/31/2020	$12,615	$14,863	$15,138	$17,142
2/29/2020	$11,399	$13,391	$13,526	$15,731
3/31/2020	$9,036	$10,352	$10,249	$13,788
4/30/2020	$10,210	$11,734	$11,719	$15,555
5/31/2020	$10,720	$12,278	$12,339	$16,296
6/30/2020	$10,853	$12,417	$12,477	$16,620
7/31/2020	$11,147	$13,003	$12,818	$17,558
8/31/2020	$11,307	$13,518	$13,307	$18,820
9/30/2020	$10,844	$13,211	$12,728	$18,105
10/31/2020	$11,059	$13,334	$13,173	$17,623
11/30/2020	$12,734	$15,207	$15,357	$19,552
12/31/2020	$13,316	$15,910	$16,379	$20,304
1/31/2021	$13,306	$15,874	$16,569	$20,099
2/28/2021	$14,219	$17,104	$18,149	$20,653
3/31/2021	$15,169	$17,987	$19,398	$21,558
4/30/2021	$16,040	$18,857	$20,331	$22,708
5/31/2021	$16,132	$19,229	$20,724	$22,867
6/30/2021	$15,803	$19,005	$20,142	$23,401
7/31/2021	$15,808	$19,123	$20,105	$23,956
8/31/2021	$16,160	$19,532	$20,588	$24,685
9/30/2021	$15,743	$18,813	$19,820	$23,537
10/31/2021	$16,568	$19,815	$20,698	$25,186
11/30/2021	$16,091	$19,213	$20,206	$25,011
12/31/2021	$17,121	$20,419	$21,400	$26,132
1/31/2022	$16,305	$19,547	$20,552	$24,780
2/28/2022	$16,396	$19,456	$20,811	$24,038
3/31/2022	$16,501	$20,047	$21,271	$24,931
4/30/2022	$15,378	$18,856	$19,862	$22,757
5/31/2022	$15,756	$19,218	$20,288	$22,798
6/30/2022	$14,149	$17,105	$18,402	$20,916
7/31/2022	$15,245	$18,578	$20,094	$22,845
8/31/2022	$14,852	$18,009	$19,521	$21,913
9/30/2022	$13,514	$16,262	$17,664	$19,895
10/31/2022	$14,944	$17,799	$19,701	$21,506
11/30/2022	$15,822	$18,924	$20,975	$22,708
12/31/2022	$15,185	$17,962	$19,916	$21,399
1/31/2023	$16,271	$19,413	$22,186	$22,744
2/28/2023	$15,965	$18,791	$21,566	$22,189
3/31/2023	$15,414	$18,199	$20,417	$23,004
4/30/2023	$15,529	$18,201	$20,198	$23,363
5/31/2023	$14,907	$17,393	$19,467	$23,464
6/30/2023	$16,140	$18,902	$21,341	$25,015
7/31/2023	$16,727	$19,725	$22,296	$25,818
8/31/2023	$16,486	$19,027	$21,460	$25,407
9/30/2023	$15,731	$18,059	$20,226	$24,196
10/31/2023	$15,123	$17,164	$19,037	$23,687
11/30/2023	$16,464	$18,783	$20,857	$25,850
12/31/2023	$17,501	$20,246	$22,981	$27,025
1/31/2024	$17,534	$19,884	$22,270	$27,479
2/29/2024	$18,482	$20,833	$22,702	$28,946
3/31/2024	$19,452	$21,911	$23,928	$29,878
4/30/2024	$18,405	$20,765	$22,481	$28,657
5/31/2024	$19,110	$21,510	$23,532	$30,078
6/30/2024	$18,669	$21,166	$23,085	$31,157
7/31/2024	$19,645	$22,445	$24,831	$31,537
8/31/2024	$20,047	$22,868	$24,989	$32,302
9/30/2024	$20,306	$23,299	$25,281	$32,992
10/31/2024	$20,108	$23,006	$25,269	$32,692
11/30/2024	$21,519	$24,699	$27,506	$34,611
12/31/2024	$20,076	$22,892	$25,673	$33,786
1/31/2025	$20,938	$23,697	$26,689	$34,727
2/28/2025	$20,311	$23,265	$25,876	$34,274
3/31/2025	$19,299	$22,409	$24,723	$32,343
4/30/2025	$18,655	$21,853	$23,645	$32,124
5/31/2025	$19,269	$22,806	$24,717	$34,146
6/30/2025	$19,884	$23,607	$25,645	$35,882
7/31/2025	$20,205	$24,030	$25,904	$36,687
8/31/2025	$20,688	$24,751	$27,095	$37,431
9/30/2025	$21,026	$25,066	$27,062	$38,797
10/31/2025	$20,832	$24,814	$26,706	$39,706
11/30/2025	$21,509	$25,406	$27,525	$39,803
12/31/2025	$21,487	$25,421	$27,619	$39,827

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	7.03%	10.04%	7.95%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LMCRX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-2063-R3

02/26

Class R4

LMCSX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$105	1.01%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.28%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,341	$9,447	$9,445	$9,504
2/29/2016	$9,341	$9,514	$9,657	$9,491
3/31/2016	$10,190	$10,392	$10,636	$10,135
4/30/2016	$10,376	$10,615	$10,819	$10,174
5/31/2016	$10,631	$10,789	$10,973	$10,357
6/30/2016	$10,570	$10,887	$11,026	$10,384
7/31/2016	$10,923	$11,349	$11,477	$10,766
8/31/2016	$10,984	$11,324	$11,522	$10,782
9/30/2016	$11,020	$11,372	$11,524	$10,784
10/31/2016	$10,822	$11,096	$11,283	$10,587
11/30/2016	$11,502	$11,790	$12,409	$10,979
12/31/2016	$11,661	$12,000	$12,653	$11,196
1/31/2017	$11,853	$12,202	$12,827	$11,408
2/28/2017	$12,061	$12,543	$13,082	$11,861
3/31/2017	$11,959	$12,451	$12,989	$11,875
4/30/2017	$12,077	$12,475	$12,986	$11,997
5/31/2017	$12,061	$12,436	$12,788	$12,166
6/30/2017	$12,147	$12,621	$13,062	$12,242
7/31/2017	$12,228	$12,788	$13,188	$12,494
8/31/2017	$11,918	$12,549	$12,915	$12,532
9/30/2017	$12,158	$12,892	$13,488	$12,790
10/31/2017	$12,269	$12,995	$13,623	$13,089
11/30/2017	$12,468	$13,435	$14,129	$13,490
12/31/2017	$12,482	$13,601	$14,211	$13,640
1/31/2018	$12,763	$13,913	$14,399	$14,421
2/28/2018	$12,214	$13,228	$13,670	$13,890
3/31/2018	$12,265	$13,261	$13,784	$13,537
4/30/2018	$12,319	$13,326	$13,874	$13,589
5/31/2018	$12,466	$13,471	$14,461	$13,916
6/30/2018	$12,390	$13,580	$14,522	$14,002
7/31/2018	$12,752	$13,949	$14,836	$14,523
8/31/2018	$12,953	$14,139	$15,215	$14,996
9/30/2018	$12,894	$14,027	$15,069	$15,081
10/31/2018	$11,725	$13,017	$13,732	$14,050
11/30/2018	$11,918	$13,329	$14,128	$14,337
12/31/2018	$10,667	$11,930	$12,524	$13,042
1/31/2019	$11,773	$13,158	$13,989	$14,087
2/28/2019	$12,174	$13,576	$14,540	$14,540
3/31/2019	$12,098	$13,644	$14,280	$14,822
4/30/2019	$12,580	$14,094	$14,960	$15,422
5/31/2019	$11,474	$13,189	$13,515	$14,442
6/30/2019	$12,272	$14,080	$14,636	$15,460
7/31/2019	$12,456	$14,197	$14,800	$15,682
8/31/2019	$11,916	$13,696	$14,005	$15,434
9/30/2019	$12,442	$14,252	$14,701	$15,723
10/31/2019	$12,402	$14,328	$14,897	$16,063
11/30/2019	$12,737	$14,710	$15,312	$16,646
12/31/2019	$13,117	$15,158	$15,790	$17,149
1/31/2020	$12,735	$14,863	$15,138	$17,142
2/29/2020	$11,510	$13,391	$13,526	$15,731
3/31/2020	$9,122	$10,352	$10,249	$13,788
4/30/2020	$10,314	$11,734	$11,719	$15,555
5/31/2020	$10,829	$12,278	$12,339	$16,296
6/30/2020	$10,967	$12,417	$12,477	$16,620
7/31/2020	$11,262	$13,003	$12,818	$17,558
8/31/2020	$11,432	$13,518	$13,307	$18,820
9/30/2020	$10,963	$13,211	$12,728	$18,105
10/31/2020	$11,184	$13,334	$13,173	$17,623
11/30/2020	$12,882	$15,207	$15,357	$19,552
12/31/2020	$13,472	$15,910	$16,379	$20,304
1/31/2021	$13,467	$15,874	$16,569	$20,099
2/28/2021	$14,390	$17,104	$18,149	$20,653
3/31/2021	$15,354	$17,987	$19,398	$21,558
4/30/2021	$16,239	$18,857	$20,331	$22,708
5/31/2021	$16,337	$19,229	$20,724	$22,867
6/30/2021	$16,006	$19,005	$20,142	$23,401
7/31/2021	$16,016	$19,123	$20,105	$23,956
8/31/2021	$16,379	$19,532	$20,588	$24,685
9/30/2021	$15,960	$18,813	$19,820	$23,537
10/31/2021	$16,798	$19,815	$20,698	$25,186
11/30/2021	$16,314	$19,213	$20,206	$25,011
12/31/2021	$17,365	$20,419	$21,400	$26,132
1/31/2022	$16,539	$19,547	$20,552	$24,780
2/28/2022	$16,635	$19,456	$20,811	$24,038
3/31/2022	$16,747	$20,047	$21,271	$24,931
4/30/2022	$15,612	$18,856	$19,862	$22,757
5/31/2022	$15,997	$19,218	$20,288	$22,798
6/30/2022	$14,365	$17,105	$18,402	$20,916
7/31/2022	$15,483	$18,578	$20,094	$22,845
8/31/2022	$15,088	$18,009	$19,521	$21,913
9/30/2022	$13,731	$16,262	$17,664	$19,895
10/31/2022	$15,190	$17,799	$19,701	$21,506
11/30/2022	$16,084	$18,924	$20,975	$22,708
12/31/2022	$15,440	$17,962	$19,916	$21,399
1/31/2023	$16,545	$19,413	$22,186	$22,744
2/28/2023	$16,243	$18,791	$21,566	$22,189
3/31/2023	$15,682	$18,199	$20,417	$23,004
4/30/2023	$15,803	$18,201	$20,198	$23,363
5/31/2023	$15,176	$17,393	$19,467	$23,464
6/30/2023	$16,435	$18,902	$21,341	$25,015
7/31/2023	$17,033	$19,725	$22,296	$25,818
8/31/2023	$16,790	$19,027	$21,460	$25,407
9/30/2023	$16,028	$18,059	$20,226	$24,196
10/31/2023	$15,404	$17,164	$19,037	$23,687
11/30/2023	$16,779	$18,783	$20,857	$25,850
12/31/2023	$17,838	$20,246	$22,981	$27,025
1/31/2024	$17,877	$19,884	$22,270	$27,479
2/29/2024	$18,847	$20,833	$22,702	$28,946
3/31/2024	$19,844	$21,911	$23,928	$29,878
4/30/2024	$18,774	$20,765	$22,481	$28,657
5/31/2024	$19,498	$21,510	$23,532	$30,078
6/30/2024	$19,053	$21,166	$23,085	$31,157
7/31/2024	$20,055	$22,445	$24,831	$31,537
8/31/2024	$20,468	$22,868	$24,989	$32,302
9/30/2024	$20,735	$23,299	$25,281	$32,992
10/31/2024	$20,540	$23,006	$25,269	$32,692
11/30/2024	$21,983	$24,699	$27,506	$34,611
12/31/2024	$20,519	$22,892	$25,673	$33,786
1/31/2025	$21,404	$23,697	$26,689	$34,727
2/28/2025	$20,769	$23,265	$25,876	$34,274
3/31/2025	$19,732	$22,409	$24,723	$32,343
4/30/2025	$19,080	$21,853	$23,645	$32,124
5/31/2025	$19,708	$22,806	$24,717	$34,146
6/30/2025	$20,348	$23,607	$25,645	$35,882
7/31/2025	$20,673	$24,030	$25,904	$36,687
8/31/2025	$21,174	$24,751	$27,095	$37,431
9/30/2025	$21,530	$25,066	$27,062	$38,797
10/31/2025	$21,327	$24,814	$26,706	$39,706
11/30/2025	$22,031	$25,406	$27,525	$39,803
12/31/2025	$22,012	$25,421	$27,619	$39,827

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	7.28%	10.32%	8.21%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LMCSX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8714-R4

02/26

Class R5

LMCTX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$79	0.76%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.51%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,341	$9,447	$9,445	$9,504
2/29/2016	$9,345	$9,514	$9,657	$9,491
3/31/2016	$10,195	$10,392	$10,636	$10,135
4/30/2016	$10,383	$10,615	$10,819	$10,174
5/31/2016	$10,639	$10,789	$10,973	$10,357
6/30/2016	$10,582	$10,887	$11,026	$10,384
7/31/2016	$10,933	$11,349	$11,477	$10,766
8/31/2016	$10,998	$11,324	$11,522	$10,782
9/30/2016	$11,039	$11,372	$11,524	$10,784
10/31/2016	$10,839	$11,096	$11,283	$10,587
11/30/2016	$11,523	$11,790	$12,409	$10,979
12/31/2016	$11,686	$12,000	$12,653	$11,196
1/31/2017	$11,883	$12,202	$12,827	$11,408
2/28/2017	$12,093	$12,543	$13,082	$11,861
3/31/2017	$11,990	$12,451	$12,989	$11,875
4/30/2017	$12,113	$12,475	$12,986	$11,997
5/31/2017	$12,097	$12,436	$12,788	$12,166
6/30/2017	$12,183	$12,621	$13,062	$12,242
7/31/2017	$12,269	$12,788	$13,188	$12,494
8/31/2017	$11,961	$12,549	$12,915	$12,532
9/30/2017	$12,207	$12,892	$13,488	$12,790
10/31/2017	$12,318	$12,995	$13,623	$13,089
11/30/2017	$12,524	$13,435	$14,129	$13,490
12/31/2017	$12,539	$13,601	$14,211	$13,640
1/31/2018	$12,823	$13,913	$14,399	$14,421
2/28/2018	$12,273	$13,228	$13,670	$13,890
3/31/2018	$12,328	$13,261	$13,784	$13,537
4/30/2018	$12,387	$13,326	$13,874	$13,589
5/31/2018	$12,531	$13,471	$14,461	$13,916
6/30/2018	$12,459	$13,580	$14,522	$14,002
7/31/2018	$12,828	$13,949	$14,836	$14,523
8/31/2018	$13,035	$14,139	$15,215	$14,996
9/30/2018	$12,976	$14,027	$15,069	$15,081
10/31/2018	$11,805	$13,017	$13,732	$14,050
11/30/2018	$11,999	$13,329	$14,128	$14,337
12/31/2018	$10,742	$11,930	$12,524	$13,042
1/31/2019	$11,857	$13,158	$13,989	$14,087
2/28/2019	$12,259	$13,576	$14,540	$14,540
3/31/2019	$12,187	$13,644	$14,280	$14,822
4/30/2019	$12,675	$14,094	$14,960	$15,422
5/31/2019	$11,564	$13,189	$13,515	$14,442
6/30/2019	$12,368	$14,080	$14,636	$15,460
7/31/2019	$12,558	$14,197	$14,800	$15,682
8/31/2019	$12,016	$13,696	$14,005	$15,434
9/30/2019	$12,554	$14,252	$14,701	$15,723
10/31/2019	$12,513	$14,328	$14,897	$16,063
11/30/2019	$12,856	$14,710	$15,312	$16,646
12/31/2019	$13,237	$15,158	$15,790	$17,149
1/31/2020	$12,858	$14,863	$15,138	$17,142
2/29/2020	$11,624	$13,391	$13,526	$15,731
3/31/2020	$9,213	$10,352	$10,249	$13,788
4/30/2020	$10,419	$11,734	$11,719	$15,555
5/31/2020	$10,942	$12,278	$12,339	$16,296
6/30/2020	$11,082	$12,417	$12,477	$16,620
7/31/2020	$11,386	$13,003	$12,818	$17,558
8/31/2020	$11,559	$13,518	$13,307	$18,820
9/30/2020	$11,087	$13,211	$12,728	$18,105
10/31/2020	$11,311	$13,334	$13,173	$17,623
11/30/2020	$13,031	$15,207	$15,357	$19,552
12/31/2020	$13,634	$15,910	$16,379	$20,304
1/31/2021	$13,629	$15,874	$16,569	$20,099
2/28/2021	$14,568	$17,104	$18,149	$20,653
3/31/2021	$15,550	$17,987	$19,398	$21,558
4/30/2021	$16,446	$18,857	$20,331	$22,708
5/31/2021	$16,545	$19,229	$20,724	$22,867
6/30/2021	$16,218	$19,005	$20,142	$23,401
7/31/2021	$16,232	$19,123	$20,105	$23,956
8/31/2021	$16,602	$19,532	$20,588	$24,685
9/30/2021	$16,180	$18,813	$19,820	$23,537
10/31/2021	$17,034	$19,815	$20,698	$25,186
11/30/2021	$16,550	$19,213	$20,206	$25,011
12/31/2021	$17,614	$20,419	$21,400	$26,132
1/31/2022	$16,780	$19,547	$20,552	$24,780
2/28/2022	$16,884	$19,456	$20,811	$24,038
3/31/2022	$16,998	$20,047	$21,271	$24,931
4/30/2022	$15,853	$18,856	$19,862	$22,757
5/31/2022	$16,247	$19,218	$20,288	$22,798
6/30/2022	$14,594	$17,105	$18,402	$20,916
7/31/2022	$15,732	$18,578	$20,094	$22,845
8/31/2022	$15,333	$18,009	$19,521	$21,913
9/30/2022	$13,956	$16,262	$17,664	$19,895
10/31/2022	$15,438	$17,799	$19,701	$21,506
11/30/2022	$16,352	$18,924	$20,975	$22,708
12/31/2022	$15,704	$17,962	$19,916	$21,399
1/31/2023	$16,832	$19,413	$22,186	$22,744
2/28/2023	$16,522	$18,791	$21,566	$22,189
3/31/2023	$15,958	$18,199	$20,417	$23,004
4/30/2023	$16,088	$18,201	$20,198	$23,363
5/31/2023	$15,444	$17,393	$19,467	$23,464
6/30/2023	$16,731	$18,902	$21,341	$25,015
7/31/2023	$17,349	$19,725	$22,296	$25,818
8/31/2023	$17,106	$19,027	$21,460	$25,407
9/30/2023	$16,330	$18,059	$20,226	$24,196
10/31/2023	$15,701	$17,164	$19,037	$23,687
11/30/2023	$17,100	$18,783	$20,857	$25,850
12/31/2023	$18,186	$20,246	$22,981	$27,025
1/31/2024	$18,232	$19,884	$22,270	$27,479
2/29/2024	$19,223	$20,833	$22,702	$28,946
3/31/2024	$20,243	$21,911	$23,928	$29,878
4/30/2024	$19,154	$20,765	$22,481	$28,657
5/31/2024	$19,899	$21,510	$23,532	$30,078
6/30/2024	$19,447	$21,166	$23,085	$31,157
7/31/2024	$20,474	$22,445	$24,831	$31,537
8/31/2024	$20,898	$22,868	$24,989	$32,302
9/30/2024	$21,179	$23,299	$25,281	$32,992
10/31/2024	$20,984	$23,006	$25,269	$32,692
11/30/2024	$22,463	$24,699	$27,506	$34,611
12/31/2024	$20,974	$22,892	$25,673	$33,786
1/31/2025	$21,881	$23,697	$26,689	$34,727
2/28/2025	$21,232	$23,265	$25,876	$34,274
3/31/2025	$20,181	$22,409	$24,723	$32,343
4/30/2025	$19,513	$21,853	$23,645	$32,124
5/31/2025	$20,168	$22,806	$24,717	$34,146
6/30/2025	$20,823	$23,607	$25,645	$35,882
7/31/2025	$21,165	$24,030	$25,904	$36,687
8/31/2025	$21,676	$24,751	$27,095	$37,431
9/30/2025	$22,043	$25,066	$27,062	$38,797
10/31/2025	$21,847	$24,814	$26,706	$39,706
11/30/2025	$22,568	$25,406	$27,525	$39,803
12/31/2025	$22,550	$25,421	$27,619	$39,827

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	7.51%	10.59%	8.47%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LMCTX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8746-R5

02/26

Class R6

LMCHX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.68%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.61%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,341	$9,447	$9,445	$9,504
2/29/2016	$9,349	$9,514	$9,657	$9,491
3/31/2016	$10,199	$10,392	$10,636	$10,135
4/30/2016	$10,386	$10,615	$10,819	$10,174
5/31/2016	$10,647	$10,789	$10,973	$10,357
6/30/2016	$10,590	$10,887	$11,026	$10,384
7/31/2016	$10,941	$11,349	$11,477	$10,766
8/31/2016	$11,010	$11,324	$11,522	$10,782
9/30/2016	$11,050	$11,372	$11,524	$10,784
10/31/2016	$10,851	$11,096	$11,283	$10,587
11/30/2016	$11,539	$11,790	$12,409	$10,979
12/31/2016	$11,703	$12,000	$12,653	$11,196
1/31/2017	$11,900	$12,202	$12,827	$11,408
2/28/2017	$12,110	$12,543	$13,082	$11,861
3/31/2017	$12,011	$12,451	$12,989	$11,875
4/30/2017	$12,134	$12,475	$12,986	$11,997
5/31/2017	$12,118	$12,436	$12,788	$12,166
6/30/2017	$12,208	$12,621	$13,062	$12,242
7/31/2017	$12,298	$12,788	$13,188	$12,494
8/31/2017	$11,986	$12,549	$12,915	$12,532
9/30/2017	$12,232	$12,892	$13,488	$12,790
10/31/2017	$12,347	$12,995	$13,623	$13,089
11/30/2017	$12,552	$13,435	$14,129	$13,490
12/31/2017	$12,570	$13,601	$14,211	$13,640
1/31/2018	$12,853	$13,913	$14,399	$14,421
2/28/2018	$12,303	$13,228	$13,670	$13,890
3/31/2018	$12,358	$13,261	$13,784	$13,537
4/30/2018	$12,417	$13,326	$13,874	$13,589
5/31/2018	$12,570	$13,471	$14,461	$13,916
6/30/2018	$12,498	$13,580	$14,522	$14,002
7/31/2018	$12,867	$13,949	$14,836	$14,523
8/31/2018	$13,074	$14,139	$15,215	$14,996
9/30/2018	$13,019	$14,027	$15,069	$15,081
10/31/2018	$11,839	$13,017	$13,732	$14,050
11/30/2018	$12,034	$13,329	$14,128	$14,337
12/31/2018	$10,779	$11,930	$12,524	$13,042
1/31/2019	$11,898	$13,158	$13,989	$14,087
2/28/2019	$12,305	$13,576	$14,540	$14,540
3/31/2019	$12,232	$13,644	$14,280	$14,822
4/30/2019	$12,724	$14,094	$14,960	$15,422
5/31/2019	$11,609	$13,189	$13,515	$14,442
6/30/2019	$12,417	$14,080	$14,636	$15,460
7/31/2019	$12,608	$14,197	$14,800	$15,682
8/31/2019	$12,066	$13,696	$14,005	$15,434
9/30/2019	$12,603	$14,252	$14,701	$15,723
10/31/2019	$12,567	$14,328	$14,897	$16,063
11/30/2019	$12,906	$14,710	$15,312	$16,646
12/31/2019	$13,292	$15,158	$15,790	$17,149
1/31/2020	$12,914	$14,863	$15,138	$17,142
2/29/2020	$11,676	$13,391	$13,526	$15,731
3/31/2020	$9,256	$10,352	$10,249	$13,788
4/30/2020	$10,470	$11,734	$11,719	$15,555
5/31/2020	$10,994	$12,278	$12,339	$16,296
6/30/2020	$11,134	$12,417	$12,477	$16,620
7/31/2020	$11,442	$13,003	$12,818	$17,558
8/31/2020	$11,615	$13,518	$13,307	$18,820
9/30/2020	$11,143	$13,211	$12,728	$18,105
10/31/2020	$11,372	$13,334	$13,173	$17,623
11/30/2020	$13,096	$15,207	$15,357	$19,552
12/31/2020	$13,705	$15,910	$16,379	$20,304
1/31/2021	$13,701	$15,874	$16,569	$20,099
2/28/2021	$14,649	$17,104	$18,149	$20,653
3/31/2021	$15,635	$17,987	$19,398	$21,558
4/30/2021	$16,536	$18,857	$20,331	$22,708
5/31/2021	$16,640	$19,229	$20,724	$22,867
6/30/2021	$16,308	$19,005	$20,142	$23,401
7/31/2021	$16,327	$19,123	$20,105	$23,956
8/31/2021	$16,697	$19,532	$20,588	$24,685
9/30/2021	$16,275	$18,813	$19,820	$23,537
10/31/2021	$17,133	$19,815	$20,698	$25,186
11/30/2021	$16,649	$19,213	$20,206	$25,011
12/31/2021	$17,721	$20,419	$21,400	$26,132
1/31/2022	$16,882	$19,547	$20,552	$24,780
2/28/2022	$16,991	$19,456	$20,811	$24,038
3/31/2022	$17,105	$20,047	$21,271	$24,931
4/30/2022	$15,951	$18,856	$19,862	$22,757
5/31/2022	$16,349	$19,218	$20,288	$22,798
6/30/2022	$14,687	$17,105	$18,402	$20,916
7/31/2022	$15,835	$18,578	$20,094	$22,845
8/31/2022	$15,436	$18,009	$19,521	$21,913
9/30/2022	$14,050	$16,262	$17,664	$19,895
10/31/2022	$15,546	$17,799	$19,701	$21,506
11/30/2022	$16,464	$18,924	$20,975	$22,708
12/31/2022	$15,810	$17,962	$19,916	$21,399
1/31/2023	$16,954	$19,413	$22,186	$22,744
2/28/2023	$16,644	$18,791	$21,566	$22,189
3/31/2023	$16,075	$18,199	$20,417	$23,004
4/30/2023	$16,204	$18,201	$20,198	$23,363
5/31/2023	$15,562	$17,393	$19,467	$23,464
6/30/2023	$16,858	$18,902	$21,341	$25,015
7/31/2023	$17,476	$19,725	$22,296	$25,818
8/31/2023	$17,233	$19,027	$21,460	$25,407
9/30/2023	$16,458	$18,059	$20,226	$24,196
10/31/2023	$15,824	$17,164	$19,037	$23,687
11/30/2023	$17,238	$18,783	$20,857	$25,850
12/31/2023	$18,331	$20,246	$22,981	$27,025
1/31/2024	$18,377	$19,884	$22,270	$27,479
2/29/2024	$19,378	$20,833	$22,702	$28,946
3/31/2024	$20,408	$21,911	$23,928	$29,878
4/30/2024	$19,315	$20,765	$22,481	$28,657
5/31/2024	$20,065	$21,510	$23,532	$30,078
6/30/2024	$19,607	$21,166	$23,085	$31,157
7/31/2024	$20,645	$22,445	$24,831	$31,537
8/31/2024	$21,080	$22,868	$24,989	$32,302
9/30/2024	$21,367	$23,299	$25,281	$32,992
10/31/2024	$21,172	$23,006	$25,269	$32,692
11/30/2024	$22,661	$24,699	$27,506	$34,611
12/31/2024	$21,162	$22,892	$25,673	$33,786
1/31/2025	$22,080	$23,697	$26,689	$34,727
2/28/2025	$21,426	$23,265	$25,876	$34,274
3/31/2025	$20,364	$22,409	$24,723	$32,343
4/30/2025	$19,697	$21,853	$23,645	$32,124
5/31/2025	$20,351	$22,806	$24,717	$34,146
6/30/2025	$21,017	$23,607	$25,645	$35,882
7/31/2025	$21,365	$24,030	$25,904	$36,687
8/31/2025	$21,888	$24,751	$27,095	$37,431
9/30/2025	$22,254	$25,066	$27,062	$38,797
10/31/2025	$22,058	$24,814	$26,706	$39,706
11/30/2025	$22,790	$25,406	$27,525	$39,803
12/31/2025	$22,772	$25,421	$27,619	$39,827

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	7.61%	10.69%	8.58%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LMCHX

Lord Abbett Mid Cap Stock Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8778-R6

02/26

(b) Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2025 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.
In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2025 and 2024 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2025	2024
Audit Fees {a}	$42,000	$42,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	42,000	42,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$42,000	$42,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2025 and 2024 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees {a}	$260,000	$250,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The Fund’s Board of Director’s did not approve any investment advisory contract during the Fund’s most recent fiscal half-year.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Mid Cap Stock Fund

For the fiscal year ended December 31, 2025

Table of Contents

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

6	Statement of Operations (Item 7)

7	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

12	Notes to Financial Statements (Item 7)

23	Report of Independent Registered Public Accounting Firm (Item 7)

24	Changes in and Disagreements with Accountants (Item 8)

24	Proxy Disclosures (Item 9)

24	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.54%

COMMON STOCKS 99.54%

Banks 1.99%
East West Bancorp, Inc.	196,630	$22,099,246

Beverages 3.61%
Carlsberg AS Class B(a)	177,743	23,263,611
Coca-Cola Consolidated, Inc.	109,870	16,843,071
Total		40,106,682

Biotechnology 2.54%
United Therapeutics Corp.*	57,836	28,180,591

Building Products 3.59%
Allegion PLC (Ireland)(b)	151,822	24,173,099
Builders FirstSource, Inc.*	152,660	15,707,187
Total		39,880,286

Capital Markets 4.61%
Nasdaq, Inc.	126,828	12,318,804
SEI Investments Co.	250,924	20,580,787
TPG, Inc.	287,485	18,353,042
Total		51,252,633

Construction & Engineering 1.61%
AECOM	187,980	17,920,133

Construction Materials 2.05%
CRH PLC (Ireland)(b)	182,389	22,762,147

Consumer Staples Distribution & Retail 2.14%
BJ’s Wholesale Club Holdings, Inc.*	150,064	13,510,262
Maplebear, Inc.*	228,880	10,295,022
Total		23,805,284

Electric: Utilities 5.74%
Entergy Corp.	257,708	23,819,950
FirstEnergy Corp.	431,537	19,319,912
IDACORP, Inc.	163,180	20,652,061
Total		63,791,923
Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 7.82%
Belden, Inc.	143,945	$16,776,790
Crane NXT Co.	146,941	6,916,513
Keysight Technologies, Inc.*	114,813	23,328,854
Littelfuse, Inc.	44,120	11,158,830
TD SYNNEX Corp.	105,336	15,824,627
Teledyne Technologies, Inc.*	25,260	12,901,040
Total		86,906,654

Ground Transportation 1.80%
Landstar System, Inc.	139,212	20,004,764

Health Care Providers & Services 3.57%
Cencora, Inc.	57,098	19,284,850
Labcorp Holdings, Inc.	81,433	20,429,911
Total		39,714,761

Hotels, Restaurants & Leisure 2.50%
Expedia Group, Inc.	58,930	16,695,458
Yum! Brands, Inc.	73,480	11,116,055
Total		27,811,513

Insurance 13.87%
American Financial Group, Inc.	164,830	22,528,964
Aon PLC Class A (United Kingdom)(b)	62,927	22,205,680
Arch Capital Group Ltd.*	280,221	26,878,798
Arthur J Gallagher & Co.	36,225	9,374,668
Assurant, Inc.	94,280	22,707,338
Kemper Corp.	313,729	12,718,574
RenaissanceRe Holdings Ltd.	44,174	12,419,962
White Mountains Insurance Group Ltd.	12,203	25,358,200
Total		154,192,184

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2025

Investments	Shares	Fair Value
Life Sciences Tools & Services 3.43%
Agilent Technologies, Inc.	122,378	$16,651,974
IQVIA Holdings, Inc.*	95,453	21,516,061
Total		38,168,035

Machinery 6.27%
AGCO Corp.	170,950	17,833,504
Lincoln Electric Holdings, Inc.	60,660	14,536,562
Middleby Corp.*	120,864	17,968,851
Parker-Hannifin Corp.	22,029	19,362,610
Total		69,701,527

Media 1.07%
Nexstar Media Group, Inc.	58,350	11,847,968

Metals & Mining 1.95%
Steel Dynamics, Inc.	127,630	21,626,904

Multi-Utilities 1.84%
CMS Energy Corp.	292,005	20,419,910

Oil, Gas & Consumable Fuels 5.17%
Expand Energy Corp.	187,460	20,688,085
Permian Resources Corp.	1,483,699	20,816,297
Williams Cos., Inc.	266,490	16,018,714
Total		57,523,096

Pharmaceuticals 2.35%
Teva Pharmaceutical Industries Ltd. ADR*	835,224	26,067,341

Professional Services 3.63%
CACI International, Inc. Class A*	37,884	20,184,974
Genpact Ltd.	431,627	20,191,511
Total		40,376,485
Investments	Shares	Fair Value
Real Estate Management & Development 1.57%
CBRE Group, Inc. Class A*	108,546	$17,453,111

Retail REITS 1.37%
Kimco Realty Corp.	753,253	15,268,438

Semiconductors & Semiconductor Equipment 3.10%
Silicon Motion Technology Corp. ADR	372,170	34,500,159

Software 1.29%
Docusign, Inc.*	209,370	14,320,908

Specialty Retail 4.96%
AutoZone, Inc.*	3,274	11,103,771
Dick’s Sporting Goods, Inc.	121,450	24,043,457
Ross Stores, Inc.	110,930	19,982,930
Total		55,130,158

Technology Hardware, Storage & Peripherals 1.70%
NetApp, Inc.	176,883	18,942,400

Trading Companies & Distributors 2.40%
AerCap Holdings NV (Ireland)(b)	185,707	26,697,238
Total Common Stocks (cost $856,810,691)		1,106,472,479

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.69%

REPURCHASE AGREEMENTS 0.69%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $7,719,200 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $7,868,001; proceeds: $7,715,061 (cost $7,713,668)	$7,713,668	$7,713,668
Total Investments in Securities 100.23% (cost $864,524,359)		1,114,186,147
Other Assets and Liabilities – Net (0.23)%		(2,559,523)
Net Assets 100.00%		$1,111,626,624

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$16,843,071	$23,263,611	$–	$40,106,682
Remaining Industries	1,066,365,797	–	–	1,066,365,797
Short-Term Investments
Repurchase Agreements	–	7,713,668	–	7,713,668
Total	$1,083,208,868	$30,977,279	$–	$1,114,186,147

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities

December 31, 2025

ASSETS:
Investments in securities, at cost	$864,524,359
Investments in securities, at fair value	$1,114,186,147
Cash	12
Foreign cash, at value (cost $275)	275
Receivables:
Interest and dividends	507,984
Capital shares sold	360,888
Securities lending income	84
Prepaid expenses	5,384
Total assets	1,115,060,774
LIABILITIES:
Payables:
Capital shares reacquired	1,294,206
12b-1 distribution plan	804,170
Management fee	559,370
Directors’ fees	400,329
Fund administration	38,295
Accrued expenses	337,780
Total liabilities	3,434,150
Commitments and contingent liabilities	–
NET ASSETS	$1,111,626,624
COMPOSITION OF NET ASSETS:
Paid-in capital	$843,493,945
Total distributable earnings/(loss)	268,132,679
Net Assets	$1,111,626,624

4	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

December 31, 2025

Net assets by class:
Class A Shares	$849,532,566
Class C Shares	$6,074,019
Class F Shares	$21,522,547
Class F3 Shares	$23,827,977
Class I Shares	$136,254,387
Class P Shares	$22,505,172
Class R2 Shares	$1,468,334
Class R3 Shares	$18,247,672
Class R4 Shares	$10,971,676
Class R5 Shares	$4,037,158
Class R6 Shares	$17,185,116
Outstanding shares by class:
Class A Shares (1.18 billion shares of common stock authorized, $.001 par value)	25,163,920
Class C Shares (200 million shares of common stock authorized, $.001 par value)	201,799
Class F Shares (472.5 million shares of common stock authorized, $.001 par value)	645,165
Class F3 Shares (472.5 million shares of common stock authorized, $.001 par value)	706,749
Class I Shares (472.5 million shares of common stock authorized, $.001 par value)	4,092,290
Class P Shares (200 million shares of common stock authorized, $.001 par value)	698,850
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	44,445
Class R3 Shares (381.6 million shares of common stock authorized, $.001 par value)	547,998
Class R4 Shares (381.6 million shares of common stock authorized, $.001 par value)	326,168
Class R5 Shares (381.6 million shares of common stock authorized, $.001 par value)	121,327
Class R6 Shares (381.6 million shares of common stock authorized, $.001 par value)	509,938
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$33.76
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$35.82
Class C Shares-Net asset value	$30.10
Class F Shares-Net asset value	$33.36
Class F3 Shares-Net asset value	$33.71
Class I Shares-Net asset value	$33.30
Class P Shares-Net asset value	$32.20
Class R2 Shares-Net asset value	$33.04
Class R3 Shares-Net asset value	$33.30
Class R4 Shares-Net asset value	$33.64
Class R5 Shares-Net asset value	$33.28
Class R6 Shares-Net asset value	$33.70

See Notes to Financial Statements.	5

Statement of Operations

For the Year Ended December 31, 2025

Investment income:
Dividends (net of foreign withholding taxes of $88,582)	$16,699,008
Securities lending net income	91
Interest and other	452,266
Total investment income	17,151,365
Expenses:
Management fee	6,519,226
12b-1 distribution plan–Class A	2,124,561
12b-1 distribution plan–Class C	75,943
12b-1 distribution plan–Class F	21,580
12b-1 distribution plan–Class P	107,541
12b-1 distribution plan–Class R2	10,112
12b-1 distribution plan–Class R3	89,544
12b-1 distribution plan–Class R4	26,016
Shareholder servicing	938,644
Fund administration	445,538
Registration	164,797
Reports to shareholders	110,885
Professional	65,937
Directors’ fees	48,108
Custody	23,096
Other	142,831
Gross expenses	10,914,359
Fees waived and expenses reimbursed (See Note 3)	(23,099)
Net expenses	10,891,260
Net investment income	6,260,105
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	47,629,110
Net realized gain/(loss) on foreign currency related transactions	(7,873)
Net change in unrealized appreciation/(depreciation) on investments	23,345,563
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	32,329
Net realized and unrealized gain/(loss)	70,999,129
Net Increase in Net Assets Resulting From Operations	$77,259,234

6	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment income	$6,260,105	$9,100,474
Net realized gain/(loss)	47,621,237	152,493,847
Net change in unrealized appreciation/(depreciation)	23,377,892	2,393,584
Net increase in net assets resulting from operations	77,259,234	163,987,905
Distributions to Shareholders:
Class A	(58,865,608)	(80,169,014)
Class C	(484,768)	(953,644)
Class F	(1,538,634)	(2,092,355)
Class F3	(1,662,780)	(2,031,340)
Class I	(9,931,586)	(13,199,678)
Class P	(1,652,230)	(2,340,562)
Class R2	(108,952)	(176,695)
Class R3	(1,218,919)	(1,613,574)
Class R4	(736,065)	(908,804)
Class R5	(271,570)	(337,973)
Class R6	(1,260,938)	(1,687,250)
Total distribution to shareholders	(77,732,050)	(105,510,889)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	52,760,875	62,781,068
Reinvestment of distributions	70,311,261	95,449,652
Cost of shares reacquired	(172,785,367)	(175,841,847)
Net decrease in net assets resulting from capital share transactions	(49,713,231)	(17,611,127)
Net increase (decrease) in net assets	(50,186,047)	40,865,889
NET ASSETS:
Beginning of year	$1,161,812,671	$1,120,946,782
End of year	$1,111,626,624	$1,161,812,671

See Notes to Financial Statements.	7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain/(loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions

Class A
12/31/2025	$33.75	$0.18		$2.20	$2.38	$(0.15)	$(2.22)	$(2.37)
12/31/2024	32.11	0.26		4.65	4.91	(0.20)	(3.07)	(3.27)
12/31/2023	28.15	0.23		4.12	4.35	(0.17)	(0.22)	(0.39)
12/31/2022	34.35	0.33		(4.17)	(3.84)	(0.30)	(2.06)	(2.36)
12/31/2021	29.02	0.25		8.01	8.26	(0.27)	(2.66)	(2.93)

Class C
12/31/2025	30.42	(0.07)		1.97	1.90	–	(2.22)	(2.22)
12/31/2024	29.26	–	(c)	4.23	4.23	–	(3.07)	(3.07)
12/31/2023	25.72	0.01		3.75	3.76	–	(0.22)	(0.22)
12/31/2022	31.59	0.09		(3.84)	(3.75)	(0.06)	(2.06)	(2.12)
12/31/2021	26.88	–		7.39	7.39	(0.02)	(2.66)	(2.68)

Class F
12/31/2025	33.38	0.23		2.18	2.41	(0.21)	(2.22)	(2.43)
12/31/2024	31.80	0.31		4.61	4.92	(0.27)	(3.07)	(3.34)
12/31/2023	27.86	0.25		4.11	4.36	(0.20)	(0.22)	(0.42)
12/31/2022	34.02	0.37		(4.13)	(3.76)	(0.34)	(2.06)	(2.40)
12/31/2021	28.76	0.30		7.94	8.24	(0.32)	(2.66)	(2.98)

Class F3
12/31/2025	33.68	0.29		2.20	2.49	(0.24)	(2.22)	(2.46)
12/31/2024	32.05	0.38		4.65	5.03	(0.33)	(3.07)	(3.40)
12/31/2023	28.07	0.33		4.12	4.45	(0.25)	(0.22)	(0.47)
12/31/2022	34.24	0.44		(4.16)	(3.72)	(0.39)	(2.06)	(2.45)
12/31/2021	28.92	0.37		7.97	8.34	(0.36)	(2.66)	(3.02)

Class I
12/31/2025	33.32	0.26		2.18	2.44	(0.24)	(2.22)	(2.46)
12/31/2024	31.76	0.35		4.61	4.96	(0.33)	(3.07)	(3.40)
12/31/2023	27.84	0.30		4.09	4.39	(0.25)	(0.22)	(0.47)
12/31/2022	34.01	0.40		(4.13)	(3.73)	(0.38)	(2.06)	(2.44)
12/31/2021	28.76	0.33		7.93	8.26	(0.35)	(2.66)	(3.01)

Class P
12/31/2025	32.30	0.11		2.10	2.21	(0.09)	(2.22)	(2.31)
12/31/2024	30.86	0.18		4.46	4.64	(0.13)	(3.07)	(3.20)
12/31/2023	27.06	0.16		3.97	4.13	(0.11)	(0.22)	(0.33)
12/31/2022	33.13	0.26		(4.03)	(3.77)	(0.24)	(2.06)	(2.30)
12/31/2021	28.07	0.18		7.74	7.92	(0.20)	(2.66)	(2.86)

Class R2
12/31/2025	33.05	0.06		2.16	2.22	(0.01)	(2.22)	(2.23)
12/31/2024	31.52	0.14		4.55	4.69	(0.09)	(3.07)	(3.16)
12/31/2023	27.64	0.12		4.05	4.17	(0.07)	(0.22)	(0.29)
12/31/2022	33.79	0.22		(4.11)	(3.89)	(0.20)	(2.06)	(2.26)
12/31/2021	28.58	0.13		7.88	8.01	(0.14)	(2.66)	(2.80)

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$33.76	7.27	1.01	1.01	0.53	$849,533	45
33.75	15.05	1.02	1.02	0.74	890,344	53
32.11	15.50	1.03	1.03	0.77	857,001	41
28.15	(11.06)	1.01	1.01	1.08	808,839	40
34.35	28.88	0.98	0.98	0.74	1,002,000	61

30.10	6.46	1.76	1.77	(0.22)	6,074	45
30.42	14.19	1.77	1.77	(0.01)	9,904	53
29.26	14.66	1.78	1.78	0.02	12,577	41
25.72	(11.76)	1.76	1.76	0.33	23,867	40
31.59	27.96	1.73	1.73	(0.01)	35,761	61

33.36	7.42	0.86	0.86	0.68	21,523	45
33.38	15.22	0.87	0.87	0.89	22,347	53
31.80	15.69	0.88	0.88	0.87	23,333	41
27.86	(10.93)	0.85	0.85	1.19	62,473	40
34.02	29.09	0.83	0.83	0.89	135,505	61

33.71	7.60	0.68	0.69	0.86	23,828	45
33.68	15.43	0.68	0.68	1.09	21,712	53
32.05	15.94	0.68	0.68	1.11	21,250	41
28.07	(10.78)	0.67	0.67	1.42	19,312	40
34.24	29.29	0.64	0.64	1.07	24,037	61

33.30	7.54	0.76	0.76	0.78	136,254	45
33.32	15.32	0.77	0.77	1.00	139,668	53
31.76	15.80	0.78	0.78	1.03	132,185	41
27.84	(10.85)	0.75	0.75	1.31	86,662	40
34.01	29.19	0.73	0.73	0.99	212,934	61

32.20	7.05	1.21	1.21	0.33	22,505	45
32.30	14.82	1.22	1.22	0.54	25,622	53
30.86	15.27	1.23	1.23	0.57	25,777	41
27.06	(11.27)	1.21	1.21	0.88	26,568	40
33.13	28.64	1.18	1.18	0.54	34,019	61

33.04	6.91	1.36	1.36	0.18	1,468	45
33.05	14.62	1.38	1.38	0.40	2,023	53
31.52	15.12	1.38	1.38	0.42	1,772	41
27.64	(11.40)	1.36	1.36	0.74	1,800	40
33.79	28.46	1.33	1.33	0.39	2,054	61

See Notes to Financial Statements.	9

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions

Class R3
12/31/2025	$33.33	$0.09	$2.17	$2.26	$(0.07)	$(2.22)	$(2.29)
12/31/2024	31.75	0.17	4.59	4.76	(0.11)	(3.07)	(3.18)
12/31/2023	27.83	0.15	4.08	4.23	(0.09)	(0.22)	(0.31)
12/31/2022	33.99	0.25	(4.13)	(3.88)	(0.22)	(2.06)	(2.28)
12/31/2021	28.74	0.17	7.92	8.09	(0.18)	(2.66)	(2.84)

Class R4
12/31/2025	33.64	0.18	2.20	2.38	(0.16)	(2.22)	(2.38)
12/31/2024	32.02	0.26	4.63	4.89	(0.20)	(3.07)	(3.27)
12/31/2023	28.07	0.23	4.12	4.35	(0.18)	(0.22)	(0.40)
12/31/2022	34.27	0.33	(4.17)	(3.84)	(0.30)	(2.06)	(2.36)
12/31/2021	28.92	0.24	7.99	8.23	(0.22)	(2.66)	(2.88)

Class R5
12/31/2025	33.30	0.26	2.18	2.44	(0.24)	(2.22)	(2.46)
12/31/2024	31.75	0.35	4.60	4.95	(0.33)	(3.07)	(3.40)
12/31/2023	27.83	0.30	4.09	4.39	(0.25)	(0.22)	(0.47)
12/31/2022	34.00	0.40	(4.13)	(3.73)	(0.38)	(2.06)	(2.44)
12/31/2021	28.75	0.34	7.92	8.26	(0.35)	(2.66)	(3.01)

Class R6
12/31/2025	33.67	0.28	2.21	2.49	(0.24)	(2.22)	(2.46)
12/31/2024	32.04	0.38	4.65	5.03	(0.33)	(3.07)	(3.40)
12/31/2023	28.06	0.33	4.12	4.45	(0.25)	(0.22)	(0.47)
12/31/2022	34.23	0.44	(4.16)	(3.72)	(0.39)	(2.06)	(2.45)
12/31/2021	28.91	0.37	7.97	8.34	(0.36)	(2.66)	(3.02)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount is less than $0.01.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$33.30	7.03	1.26	1.26	0.28	$18,248	45
33.33	14.72	1.27	1.27	0.49	18,464	53
31.75	15.25	1.28	1.28	0.52	17,682	41
27.83	(11.31)	1.26	1.26	0.83	16,486	40
33.99	28.58	1.23	1.23	0.49	22,910	61

33.64	7.28	1.01	1.01	0.53	10,972	45
33.64	15.03	1.02	1.02	0.74	10,272	53
32.02	15.53	1.03	1.03	0.77	9,648	41
28.07	(11.09)	1.01	1.01	1.09	8,032	40
34.27	28.90	0.98	0.98	0.73	8,477	61

33.28	7.51	0.76	0.76	0.78	4,037	45
33.30	15.33	0.77	0.77	1.00	3,522	53
31.75	15.81	0.78	0.78	1.02	3,400	41
27.83	(10.85)	0.76	0.76	1.33	3,358	40
34.00	29.20	0.73	0.73	1.00	4,211	61

33.70	7.61	0.68	0.69	0.85	17,185	45
33.67	15.44	0.68	0.68	1.09	17,934	53
32.04	15.95	0.68	0.68	1.11	16,322	41
28.06	(10.79)	0.67	0.67	1.42	14,204	40
34.23	29.30	0.64	0.64	1.07	19,102	61

See Notes to Financial Statements.	11

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity.

Notes to Financial Statements (continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of December 31, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3, and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting

Notes to Financial Statements (continued)

standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the fiscal year ended December 31, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .59% of the Fund’s average daily net assets.

Notes to Financial Statements (continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived $23,099 of certain fees and expenses during the fiscal year ended December 31, 2025.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	(2)	.25%	–	.25%	.25%	.25%	.25%
Distribution	–		.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	Annual Service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the fiscal year ended December 31, 2025:

Distributor Commissions	Dealers’ Concessions
$ 18,483	$ 115,803

The Distributor received CDSCs of $752 for Class C shares for the fiscal year ended December 31, 2025.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Mid Cap Stock Fund	$6,061,358	$71,670,692	$ –	$77,732,050

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Mid Cap Stock Fund	$12,153,283	$93,357,606	$ –	$105,510,889

As of December 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Mid Cap Stock Fund	$ –	$18,339,874	$(42)	$250,193,176	$(400,329)	$268,132,679

At the Fund’s election, certain losses incurred within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer qualified late-year ordinary losses and/or post-October capital losses as follows:

Fund	Late-Year Ordinary Losses	Short-Term Losses	Long-Term Losses
Mid Cap Stock Fund	$(42)	$ –	$ –

As of December 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Mid Cap Stock Fund	$864,011,348	$269,791,256	$(19,616,457)	$250,174,799

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings/(Loss)	Paid-in Capital
Mid Cap Stock Fund	$(2,152,655)	$2,152,655

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2025 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$ –	$495,104,675	$ –	$607,949,321

Notes to Financial Statements (continued)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2025, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

Notes to Financial Statements (continued)

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended December 31, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2025, the Fund did not have any securities on loan.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing is also subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

Notes to Financial Statements (continued)

Accordingly, mid-sized company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Fund invests in real estate investment trusts (“REITS”), it may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which it invests. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

Notes to Financial Statements (continued)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	583,568	$19,478,718	663,790	$23,199,827
Reinvestment of distributions	1,606,924	53,667,646	2,109,793	73,062,148
Shares reacquired	(3,406,270)	(113,788,615)	(3,080,525)	(108,210,665)
Decrease	(1,215,778)	$(40,642,251)	(306,942)	$(11,948,690)
Class C Shares
Shares sold	17,781	$525,647	18,737	$603,697
Reinvestment of distributions	16,091	478,849	30,221	943,498
Shares reacquired	(157,653)	(4,741,515)	(153,189)	(4,860,150)
Decrease	(123,781)	$(3,737,019)	(104,231)	$(3,312,955)
Class F Shares
Shares sold	32,487	$1,088,847	20,590	$711,585
Reinvestment of distributions	40,934	1,352,324	53,846	1,844,425
Shares reacquired	(97,803)	(3,223,397)	(138,682)	(4,848,396)
Decrease	(24,382)	$(782,226)	(64,246)	$(2,292,386)
Class F3 Shares
Shares sold	147,875	$4,980,400	67,161	$2,381,322
Reinvestment of distributions	49,453	1,652,212	58,763	2,031,340
Shares reacquired	(135,250)	(4,499,823)	(144,331)	(5,066,929)
Increase (decrease)	62,078	$2,132,789	(18,407)	$(654,267)
Class I Shares
Shares sold	548,257	$18,055,851	700,545	$24,663,710
Reinvestment of distributions	266,730	8,799,359	341,896	11,688,990
Shares reacquired	(915,005)	(30,183,585)	(1,011,621)	(35,222,751)
Increase (decrease)	(100,018)	$(3,328,375)	30,820	$1,129,949
Class P Shares
Shares sold	62,765	$1,991,076	111,767	$3,753,882
Reinvestment of distributions	51,617	1,644,271	70,274	2,329,577
Shares reacquired	(208,713)	(6,666,415)	(224,265)	(7,568,109)
Decrease	(94,331)	$(3,031,068)	(42,224)	$(1,484,650)
Class R2 Shares
Shares sold	5,888	$194,901	5,452	$186,343
Reinvestment of distributions	3,294	107,286	5,143	174,435
Shares reacquired	(25,957)	(851,796)	(5,603)	(195,624)
Increase (decrease)	(16,775)	$(549,609)	4,992	$165,154
Class R3 Shares
Shares sold	40,417	$1,322,597	55,575	$1,929,796
Reinvestment of distributions	37,037	1,218,919	47,181	1,613,574
Shares reacquired	(83,490)	(2,769,536)	(105,716)	(3,678,016)
Decrease	(6,036)	$(228,020)	(2,960)	$(134,646)

Notes to Financial Statements (concluded)

	Year Ended December 31, 2025		Year Ended December 31, 2024
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	46,536	$1,542,425	40,794	$1,419,105
Reinvestment of distributions	15,431	513,803	18,853	650,810
Shares reacquired	(41,133)	(1,368,352)	(55,643)	(1,946,153)
Increase	20,834	$687,876	4,004	$123,762
Class R5 Shares
Shares sold	29,332	$968,533	22,844	$788,230
Reinvestment of distributions	1,457	48,059	1,525	52,103
Shares reacquired	(15,253)	(500,693)	(25,674)	(902,703)
Increase (decrease)	15,536	$515,899	(1,305)	$(62,370)
Class R6 Shares
Shares sold	77,594	$2,611,880	88,672	$3,143,571
Reinvestment of distributions	24,821	828,533	30,646	1,058,752
Shares reacquired	(125,172)	(4,191,640)	(96,100)	(3,342,351)
Increase (decrease)	(22,757)	$(751,227)	23,218	$859,972

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Mid Cap Stock Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 25, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Mid Cap Stock Fund	100%	100%

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name	Interest-related dividends
Mid Cap Stock Fund	3%

Of the distributions paid to the shareholders during the most recently ended fiscal year, the following amounts represent long-term capital gains:

Fund Name	Long-Term Capital Gains
Mid Cap Stock Fund	$71,670,692

This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Mid Cap Stock Fund, Inc.	LAMCVF-2 (2/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 25, 2026

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: February 25, 2026